ESC STRATEGIC FUNDS, INC.
--------------------------------------------------------------------------------
                                                               November 19, 1997

Dear Shareholder:

We are pleased to present the September 30, 1997 semi-annual report for the ESC Strategic Funds. We take this opportunity to inform you of the progress of the Funds and to discuss recent and expected market environments. Of course, we always want to convey our appreciation for your investment and confidence in our effort.

The past six months held several important developments including closing of the Small Cap Fund to new investors, the successful launch of the ESC Strategic Value Fund and significant growth in the other newest fund, the ESC Strategic Growth Fund.

The past six months were also a period of strength in virtually all of the investment markets. This was an environment in which all sectors performed well as compared to recent years in which the largest capitalization domestic stocks led the way while other sectors were perceived to languish. More recently, however, markets have been buffeted by weakness in Asian currencies which produced unusual volatility and investor concern around the globe. Historically, such developments create new opportunities for investors.

MULTIPLE MANAGER SERIES

Each fund in this series is diversified across several counter-balancing, yet compatible, investment styles. The purpose is to ensure that a successful manager, which runs the risk of being over-valued by way of superior appreciation, does not become over-weighted within a particular fund and that an under-performing manager is able to receive additional cash in advance of returning to favor. Unlike some funds which attempt to anticipate trends, the Multiple Manager Series adheres to a consistent strategy of maintaining target allocations to each manager and respective market sectors.

ESC STRATEGIC INCOME FUND achieved a total return of 5.38% (Class A shares, excluding sales charges) during the six months ended September 30, 1997, as compared to 5.45% for the Lipper Global Income Fund Index and 4.34% for the Salomon World Government Index. The Lipper Global Income Fund Index is a managed index comprised of funds that invest at least 65% of their assets in global debt issues and the Salomon World Government Index is an unmanaged index generally representative of the total return of global debt securities.

The past six months continued a trend of low inflation and steady U.S. interest rates. This afforded continued strength in the domestic high-yield sector as investors sought the benefit of enhanced yields; however, little style divergence occurred. Following are management firms, actual allocations and target allocations at quarter-end:

                                                               ALLOCATIONS AS OF 9/30/97
                                                               ACTUAL            TARGET
                                                               ------            ------
Cincinnati Asset Management      U.S. High Yield                33.9%             33.3%
Murray Johnstone International   International                  33.3%             33.3%
Llama Asset Management           Investment Grade               33.8%             33.4%

ESC STRATEGIC APPRECIATION FUND gained 36.49% (Class A shares, excluding sales charges) during the six months ended September 30, 1997, as compared to 28.66% and 26.21% for the Lipper Capital Appreciation Fund Index and the S&P 500 Index, respectively. The Lipper Capital Appreciation Fund Index is a managed index comprised of managed funds that seek capital appreciation through investing in equity securities and the S&P 500 Index is an unmanaged index generally representative of the U.S. stock market.

All sectors represented in the ESC Strategic Appreciation Fund performed well with the most significant strength occurring in the mid to large-cap growth segment in addition to the small-cap growth segment. The Fund was re-balanced as noted below:

                                                               ALLOCATIONS AS OF 9/30/97
                                                               ACTUAL             TARGET
                                                               ------             ------
GlobeFlex Capital                Mid to Large Cap Growth        33.3%              33.3%
Scott & Stringfellow Cap. Mgmt.  Small Cap Growth               35.8%              33.4%
Brandes Investment Partners      Value                          30.9%              33.3%

ESC STRATEGIC GLOBAL EQUITY FUND returned 20.43% (Class A shares, excluding sales charges) during the six months ended September 30, 1997, while the Lipper Global Fund Index and FTA World Index gained 18.06% and 17.65%, respectively. The Lipper Global Fund Index is a managed index comprised of managed funds that invest in foreign equity securities and the FTA World Index is an unmanaged index generally representative of foreign equity securities.

Prior to the end of the period, investor interest continued to return toward the international markets, both developed and emerging. The best performing regions continued to be Latin America and Eastern Europe. Despite recent weakness in Asia, which has spilled over into many other markets, domestic as well as international, we remain confident in the efficacy of a global approach toward diversification. The Fund re-balanced as noted below in its on-going effort to maintain the risk/reward ratio of the Fund:

                                                               ALLOCATIONS AS OF 9/30/97
                                                               ACTUAL             TARGET
                                                               ------             ------
GlobeFlex Capital                Mid to Large Cap Growth        42.5%              35.0%
Murray Johnstone International   Developed Markets              34.5%              39.0%
Murray Johnstone International   Emerging Markets               23.0%              26.0%

SINGLE MANAGER SERIES

This series utilizes a traditional single management firm approach to provide investors access to more focused portfolio disciplines.

Our newest fund, ESC STRATEGIC VALUE FUND, commenced operations on May 8, 1997. Since inception, the Fund has returned 12.40% (Class A shares, excluding sales charges) versus 17.03% for the Russell Value Index without income. The Russell Value Index is an unmanaged index comprised of 2,000 domestically traded common stocks of small capitalization companies. As the Fund becomes more fully invested, we expect performance to be more representative of relevant index returns. The lead portfolio manager of the Fund, C. Marks Hinton Jr., has over 32 years of experience in the investment industry. The approach he brings to the Fund can best be described as contrarian by way of seeking to understand and thus benefit from the mistakes of others. The Fund attempts to purchase for long-term investment, securities deemed by the manager to be over-sold relative to underlying or intrinsic value with the expectation that they will recover to at least full valuation as a result of a catalyst which has yet to become recognized by the investing public.

ESC STRATEGIC SMALL CAP FUND returned 39.77% (Class A shares, excluding sales charges) during the six months ended September 30, 1997, as compared to 34.91% for the Lipper Small Company Growth Fund Index and 32.48% for the Russell 2000 Index without income. The Lipper Small Company Growth Fund is a managed index comprised of managed funds that invest in equity securities of small capitalization companies.

The Fund seeks fundamentally sound companies generating consistently superior earnings growth rather than compete with the legions of analysts and economists attention to determine the next direction of the economy or the market. Investor confusion combined with a lack of sustained diligence on the part of Wall Street creates opportunities which continue to present themselves.

The previous six months exhibited a rally in small-cap stocks that began in late April. As the last several years have been favorable for large-cap stocks, investors have indiscriminately thrust money at the larger of the S&P 500 companies, while generally ignoring values in the small-cap arena. Despite recent performance, the manager of the Fund continues to view small-capitalization stocks as an under-valued sector.

ESC STRATEGIC GROWTH FUND returned 48.86% (Class A shares, excluding sales charges) during the six months ended September 30, 1997 as compared to 32.48% for the Russell 2000 Index without income.

The ESC Strategic Growth Fund benefited from many of the same factors which assisted the small-cap sector. The manager anticipates this sector will continue to provide enhanced opportunity from the perspective of relative and historical valuations.

We appreciate your interest in the ESC Strategic Funds and invite all questions and comments. For more complete information, including management fees and expenses in addition to the unique risks involved with investing in the international markets and small capitalization stocks, please call 1-800-372-3360 for a prospectus and read it carefully before investing in any of the Funds.

                                          Sincerely,

                                          /s/ W. Howard Cammack, Jr.
                                          W. Howard Cammack, Jr.
                                          Treasurer

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND
Portfolio of Investments -- September 30, 1997

                CREDIT                                             MARKET
 PRINCIPAL      RATING*     SECURITY DESCRIPTION      COST          VALUE
 ---------      -------     --------------------      ----         ------
                          CORPORATE OBLIGATIONS (63.1%):
                          BANKS (5.7%):
    175,000         83/B  First Nationwide
                           Holdings, 12.50%,
                           4/15/03................ $   187,436   $   197,313
 48,000,000(b)    Aaa/NR  Japan Development Bank,
                           6.50%, 9/20/01.........     516,354       480,075
 90,000,000(b)   Aaa/AAA  Export/Import Bank of
                           Japan, 2.88%,
                           7/28/05................     800,607       800,443
                                                   -----------   -----------
                                                     1,504,397     1,477,831
                                                   -----------   -----------
                          BANKING & FINANCIAL SERVICES (5.5%):
    500,000         A2/A  Aetna Services, 6.75%,
                           8/15/01................     494,440       506,347
    500,000      Aa3/AA-  Norwest Financial,
                           6.38%, 11/15/01........     488,061       500,513
    400,000        A1/A+  Suntrust Banks, 6.90%,
                           7/1/07.................     400,000       407,139
                                                   -----------   -----------
                                                     1,382,501     1,413,999
                                                   -----------   -----------
                          BEVERAGES (1.8%):
    500,000        A1/A+  Anheuser Busch Cos.,
                           6.90%, 10/2/02.........     494,792       503,989
                                                   -----------   -----------
                          BROADCASTING (1.1%):
    250,000         82/B  Intermedia Capital
                           Partners, 11.25%,
                           8/1/06.................     261,939       277,500
                                                   -----------   -----------
                          CABLE (2.2%):
    285,000       B1/BB-  Cablevision Systems
                           Corp., 9.25%,
                           11/1/05................     269,722       297,825
    250,000         B1/B  Helicon Group, Inc.,
                           11.00%, 11/1/03........     249,045       263,125
                                                   -----------   -----------
                                                       518,767       560,950
                                                   -----------   -----------
                          CHEMICALS (1.1%):
    250,000         B1/B  NL Industries, 11.75%,
                           10/15/03...............     257,308       275,625
                                                   -----------   -----------
                          CONSUMER GOODS & SERVICES (2.0%):
    500,000       Aa2/AA  Wal-Mart, 6.75%,
                           5/15/02................     494,900       508,469
                                                   -----------   -----------
                          CONSUMER GROUPS (1.0%):
    250,000        B1/B+  Chiquita Brands, 9.63%,
                           1/15/04................     254,214       263,750
                                                   -----------   -----------
                          ENTERTAINMENT (2.1%):
    250,000         B1/B  Casino America, Inc.,
                           12.50%, 8/1/03.........     259,082       267,500
    250,000        B3/B-  Plus Theatres, Inc.,
                           10.88%, 6/15/04........     254,379       264,375
                                                   -----------   -----------
                                                       513,461       531,875
                                                   -----------   -----------
                          FINANCIAL SERVICES/INSURANCE (1.9%):
    500,000      Aa3/AA-  Merrill Lynch, 6.00%,
                           1/15/01................     484,917       496,023
                                                   -----------   -----------
                          FINANCIAL SERVICES (1.8%):
    500,000         A2/A  Household Finance Corp.,
                           6.88%, 3/1/07..........     497,058       501,078
                                                   -----------   -----------

                CREDIT                                             MARKET
 PRINCIPAL      RATING*     SECURITY DESCRIPTION      COST          VALUE
 ---------      -------     --------------------      ----         ------
                          FOOD PRODUCTS (1.3%):
    100,000        B3/B-  Envirodyne Industries,
                           10.25%, 12/1/01........ $    99,550   $   100,250
    250,000        B3/B-  Pathmark Stores, 9.63%,
                           5/1/03.................     244,483       246,875
                                                   -----------   -----------
                                                       344,033       347,125
                                                   -----------   -----------
                          FOREST & PAPER PRODUCTS (1.0%):
    250,000         B3/B  Pacific Lumber Co.,
                           10.50%, 3/1/03.........     236,466       259,375
                                                   -----------   -----------
                          GENERAL INDUSTRIES/MANUFACTURING (1.1%):
    275,000         B3/B  Envirosource, Inc.,
                           9.75%, 6/15/03.........     261,674       275,000
                                                   -----------   -----------
                          HEALTH CARE (1.1%):
    260,000      Caa1/B-  Merit Behavioral Care,
                           11.50%, 11/15/05.......     272,182       288,600
                                                   -----------   -----------
                          HOTELS & GAMING (1.8%):
    250,000        B3/NR  Griffin Gaming, 8.40%,
                           6/30/00................     240,740       252,500
    180,000        B1/B+  Horseshoe Gaming, LLC.
                           12.75%, 9/30/00........     191,205       201,375
                                                   -----------   -----------
                                                       431,945       453,875
                                                   -----------   -----------
                          INDUSTRIAL GOODS & SERVICES (5.8%):
    500,000       Aa1/AA  Abbot Labs, 6.80%,
                           5/15/05................     486,661       513,513
    500,000         a2/A  American Home Products,
                           6.50%, 10/15/02........     491,800       498,955
    500,000      aA3/AA-  Campbell Soup Co.,
                           5.83%, 9/15/03.........     463,501       479,928
                                                   -----------   -----------
                                                     1,443,962     1,492,396
                                                   -----------   -----------
                          INDUSTRIALS (5.4%):
    156,000        B3/B-  Freedom Chemical
                           Company, 10.63%,
                           10/15/06...............     160,902       166,920
    500,000        A1/A-  Nike, Inc., 6.38%,
                           12/1/03................     496,718       499,783
    230,000        B3/B-  Outdoor Communications,
                           Inc., 9.25%, 8/15/07...     231,138       228,850
    500,000         A2/A  Rubbermaid, Inc., 6.60%,
                           11/15/06...............     498,577       502,115
                                                   -----------   -----------
                                                     1,387,335     1,397,668
                                                   -----------   -----------
                          MANUFACTURING--CONSUMER GOODS (2.0%):
    250,000        B3/B-  Hartmarx Corp., 10.88%,
                           1/15/02................     244,045       255,000
    250,000        B3/B-  International Wire
                           Group, 11.75%,
                           6/1/05.................     251,144       273,750
                                                   -----------   -----------
                                                       495,189       528,750
                                                   -----------   -----------
                          MATERIALS (1.5%):
    350,000        B3/NR  Plastic Specialty,
                           11.25%, 12/1/03........     334,604       378,875
                                                   -----------   -----------

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND
Portfolio of Investments (continued) -- September 30, 1997

                CREDIT                                             MARKET
 PRINCIPAL      RATING*     SECURITY DESCRIPTION      COST          VALUE
 ---------      -------     --------------------      ----         ------

                          CORPORATE OBLIGATIONS (CONTINUED)
                          OIL/GAS (2.9%):
    250,000         B1/B  Cliffs Drilling Co.,
                           10.25%, 5/15/03........ $   249,063   $   271,875
    195,000         B2/B  Cross Timbers Oil
                           Company, 9.25%,
                           4/1/07##...............     191,558       201,825
    250,000         B2/B  Plains Resources, Inc.,
                           10.25%, 3/15/06........     256,627       268,750
                                                   -----------   -----------
                                                       697,248       742,450
                                                   -----------   -----------
                          OIL & GAS TRANSMISSION (1.0%):
    245,000        B2/B+  Petroleum Heat & Power,
                           12.25%, 2/1/05.........     260,925       254,800
                                                   -----------   -----------
                          PAPER PRODUCTS (1.0%):
    250,000         B2/B  Stone Container
                           Incorporated, 9.88%,
                           2/1/01.................     248,968       254,063
                                                   -----------   -----------
                          RADIO/TV (1.1%):
    250,000         B2/C  JCAC, Inc., 10.13%,
                           6/15/06................     250,000       272,500
                                                   -----------   -----------
                          TELEPHONE (2.6%):
    100,000      Aa1/AAA  British Telecom, PLC,
                           7.13%, 9/15/03.........     139,967       164,864
    500,000         A2/A  Lucent Technologies,
                           Inc., 6.90%, 7/15/01...     500,000       510,155
                                                   -----------   -----------
                                                       639,967       675,019
                                                   -----------   -----------
                          TIRE & RUBBER (1.2%):
    300,000         B2/B  Applied Extrusion Tech.,
                           11.50%, 4/1/02.........     312,605       318,000
                                                   -----------   -----------
                          TRANSPORTATION (1.9%):
    200,000        NA/NA  Greyhound Lines, 11.50%,
                           4/15/07................     215,896       217,500
    250,000       B1/BB-  Sea Containers, 12.50%,
                           12/1/04................     263,900       281,250
                                                   -----------   -----------
                                                       479,796       498,750
                                                   -----------   -----------
                          UTILITIES (2.0%):
    500,000        A1/A+  Consolidated Edison,
                           6.63%, 2/1/02..........     495,687       504,353
                                                   -----------   -----------
                          UTILITIES -- ELECTRICAL & GAS (2.0%):
    500,000    Baa1/BBB+  Texas Utilities, 6.75%,
                           3/1/03.................     494,287       504,518
                                                   -----------   -----------
                          TOTAL CORPORATE
                           OBLIGATIONS............  15,751,127    16,257,206
                                                   -----------   -----------
                          FOREIGN GOVERNMENT BONDS (24.4%):
                          ARGENTINA (2.1%):
    715,000       Ba3/BB  Republic of Argentina,
                           5.25%, 3/31/23#........     438,162       538,481
                                                   -----------   -----------
                          CANADA (1.6%):
    310,000(c)   Aa1/AAA  Canada Government,
                           10.00%, 6/1/08.........     290,051       297,463
    160,000(c)   Aa3/AA-  Ontario Hydro, Floating
                           Rate Note, 3.61%,
                           3/16/99................     115,025       115,844
                                                   -----------   -----------
                                                       405,076       413,307
                                                   -----------   -----------

                CREDIT                                             MARKET
 PRINCIPAL      RATING*     SECURITY DESCRIPTION      COST          VALUE
 ---------      -------     --------------------      ----         ------
                          CHINA (1.2%):
    300,000      A3/BBB+  People's Republic of
                           China, 7.75%, 7/5/06... $   304,531   $   313,434
                                                   -----------   -----------
                          FINLAND(1.9%):
    500,000               Commerzbank OS Fin,
                           Floating Rate Note,
                           5.59%, 1/30/01.........     498,185       498,175
                                                   -----------   -----------
                          FRANCE(1.6%):
    330,000(a)     NA/NA  France O.A.T., 7.50%,
                           4/26/05................     405,560       409,172
                                                   -----------   -----------
                          GERMANY(4.5%):
  1,450,000(d)    Aaa/NR  Deutcshland Variable
                           Rate Note, 2.95%,
                           4/6/00.................     799,709       818,433
    675,000(d)    Aaa/NA  Deutcshland Republic,
                           6.50%, 7/4/27..........     382,302       399,072
                                                   -----------   -----------
                                                     1,182,011     1,217,505
                                                   -----------   -----------
                          ITALY (4.4%):
175,000,000(e)   Aa3/AAA  Buoni Poliennali Del
                           Tes. 12.50%, 3/19/98...     104,486       103,470
840,000,000(e)   Aa3/AAA  Buoni Poliennali Del
                           Tes. 7.75%, 9/15/01....     498,152       523,037
    500,000      Aa3/AAA  Italy (Republic Of),
                           Floating Rate Note,
                           5.59%, 5/12/02.........     499,508       500,000
                                                   -----------   -----------
                                                     1,102,146     1,126,507
                                                   -----------   -----------
                          SPAIN (0.5%):
 18,700,000(g)    Aa2/NA  Spanish Govt., 9.90%,
                           10/31/98...............     126,499       132,026
                                                   -----------   -----------
                          SWEDEN (1.1%):
  1,800,000(g)    Aa1/NR  Sweden Government,
                           10.25%, 5/5/03.........     273,235       288,246
                                                   -----------   -----------
                          UNITED KINGDOM (3.7%)
    240,000(h)    Aaa/NR  United Kingdom Treasury,
                           8.50%, 12/7/05.........     385,990       437,896
    110,000(h)    Aaa/NA  United Kingdom Treasury,
                           8.00%, 12/7/00.........     172,044       184,127
    290,000(h)    Aaa/NR  United Kingdom Treasury,
                           4.00%, 1/28/00.........     312,813       317,441
                                                   -----------   -----------
                                                       870,847       939,464
                                                   -----------   -----------
                          TOTAL FOREIGN GOVERNMENT
                           BONDS..................   5,606,252     5,876,417
                                                   -----------   -----------
                          U.S. Treasury Notes
                           (3.9%):
  1,000,000               U.S. Treasury Notes,
                           6.13%, 8/15/07.........     994,408     1,000,626
                                                   -----------   -----------
                          TOTAL U.S. TREASURY
                           NOTES..................     994,408     1,000,625
                                                   -----------   -----------
                          INVESTMENTS, EXCLUDING
                           SHORT-TERM
                           INVESTMENTS............  22,351,786    23,134,248
                                                   -----------   -----------

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND
Portfolio of Investments (continued) -- September 30, 1997

                CREDIT                                             MARKET
 PRINCIPAL      RATING*     SECURITY DESCRIPTION      COST          VALUE
 ---------      -------     --------------------      ----         ------
                          SHORT-TERM INVESTMENTS (2.2%):
    576,475               Chase Bank Daily Sweep
                           Account, 5.25%,
                           10/1/97................ $   576,475   $   576,475
                                                   -----------   -----------
                          TOTAL SHORT-TERM
                           INVESTMENTS............     576,475       576,475
                                                   -----------   -----------
                          TOTAL
                          INVESTMENTS -- 89.89%... $22,928,261    23,710,723
                                                   -----------
                          Cash and other assets,
                           net of
                          liabilities -- 10.11%...                 2,054,145
                                                                 -----------
                          NET ASSETS -- 100.0%....               $25,764,868
                                                                 ===========
#    Step-up bond. Interest Rate increases to 6.00% on 3/31/99
     and until ultimate maturity on 3/31/23.
##   Security restricted as to resale to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

Principal denominated in U.S. Dollars unless indicated as follows:

(a)  French Francs
(b)  Japanese Yen
(c)  Canadian Dollars
(d)  German Mark
(e)  Italian Lire
(f)  Spanish Peseta
(g)  Swedish Krona
(h)  British Pounds

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GLOBAL EQUITY FUND
Portfolio of Investments -- September 30, 1997

                                                     MARKET
 SHARES       SECURITY DESCRIPTION      COST          VALUE
 ------       --------------------      ----         ------
            COMMON STOCKS -- 96.1%
            AEROSPACE & MILITARY TECHNOLOGY --
              0.9%
    3,150   British Aerospace PLC... $    64,148   $    83,853
    1,000   Thiokol Corp............      72,550        86,000
                                     -----------   -----------
                                         136,698       169,553
                                     -----------   -----------
            AIRLINES -- 0.8%
    3,600   BAA PLC.................      26,723        34,951
    2,800   US Airways Group,
              Inc...................      74,450       115,850
                                     -----------   -----------
                                         101,173       150,801
                                     -----------   -----------
            AUTOMOTIVE -- 1.3%
   21,000   Nissan Motors Company...     131,444       125,238
    2,100   PACCAR, Inc.............      75,603       117,600
                                     -----------   -----------
                                         207,047       242,838
                                     -----------   -----------
            AUTO RELATED -- 0.9%
    2,400   Arvin Industries,
              Inc...................      89,384        94,200
    1,100   Cummins Engine, Inc.....      90,851        85,869
                                     -----------   -----------
                                         180,235       180,069
                                     -----------   -----------
            BANKING -- 5.8%
    5,000   Abbey National PLC......      54,081        77,119
    2,000   Ahmanson H.F. and Co....      72,341       113,625
   23,000   Australia & New Zealand
              Banking Group, Ltd....     132,864       187,870
    2,290   Banque Nationale de
              Paris.................     115,492       115,383
    6,000   Dai-Ichi Kangyo Bank....      71,102        68,085
      300   First Empire State
              Corp..................     106,190       124,500
    5,370   OTP Bank-Sponsored
              GDR##.................      95,813       174,794
    9,000   Sumitomo Bank Ltd.......     144,320       135,675
    1,200   Union Bank San
              Francisco.............      74,797       103,800
                                     -----------   -----------
                                         867,000     1,100,851
                                     -----------   -----------
            SAVINGS & LOAN/THRIFTS--
              0.5%
    1,800   Popular, Inc............      45,892        95,400
                                     -----------   -----------
            BANKING & FINANCIAL SERVICES -- 1.8%
   20,998   Allied Irish Banks......     100,465       185,713
    3,500   Standard Bank
              Investment............     159,282       155,764
                                     -----------   -----------
                                         259,747       341,477
                                     -----------   -----------
            BEVERAGES -- 0.5%
    2,700   Adolph Coors Co., Class
              B.....................      89,572       102,263
                                     -----------   -----------

                                                     MARKET
 SHARES       SECURITY DESCRIPTION      COST          VALUE
 ------       --------------------      ----         ------
            BROADCASTING/CABLE -- 0.4%
    8,300   Carlton
              Communications PLC.... $    62,942   $    68,983
                                     -----------   -----------
            BUILDING MATERIALS -- 1.9%
    8,400   Gujarat Ambuja Cement
              ADR#..................      50,000        78,750
    2,400   Texas Industries,
              Inc...................      94,579       101,850
    2,100   USG Corp................      76,161       100,669
   13,400   Williams Holdings PLC...      76,047        79,875
                                     -----------   -----------
                                         296,787       361,144
                                     -----------   -----------
            CAPITAL GOODS -- 0.5%
    1,900   Adaptec, Inc............      72,306        88,825
                                     -----------   -----------
            CHEMICALS -- 0.5%
    1,600   Quimica y Minera Chile
              S.A., ADR#............      71,038        94,400
                                     -----------   -----------
            CLOSED END FUNDS -- 0.6%
   10,000   ROC Taiwan Fund*........     103,015       121,250
                                     -----------   -----------
            COMPUTERS -- 0.4%
    3,100   Silicon Graphics,
              Inc...................      85,913        81,375
                                     -----------   -----------
            COMPUTER EQUIPMENT -- 1.9%
    2,500   Applied Magnetics
              Corp..................      82,388        78,750
    2,900   Quantum Corp............      57,636       111,106
    2,000   Storage Technology
              Corp..................      72,220        95,625
    2,000   Western Digital Corp....      28,500        80,125
                                     -----------   -----------
                                         240,744       365,606
                                     -----------   -----------
            COMPUTER SOFTWARE -- 2.4%
    1,700   Citrix Systems, Inc.....      91,557        85,584
    1,600   Compuware Corp..........      31,299        96,800
    1,637   McAfee Associates,
              Inc...................      48,433        86,761
    3,500   Read Rite Corp..........      84,492        85,750
    4,300   Symantec Corp...........      66,660        97,825
                                     -----------   -----------
                                         322,441       452,720
                                     -----------   -----------
            CONSTRUCTION -- 1.5%
    2,100   Centex Corp.............      73,105       122,588
    9,000   Empresas ICA S.A. de
              C.V., ADR#............     134,559       158,062
                                     -----------   -----------
                                         207,664       280,650
                                     -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GLOBAL EQUITY FUND
Portfolio of Investments (continued) -- September 30, 1997

                                                     MARKET
 SHARES       SECURITY DESCRIPTION      COST          VALUE
 ------       --------------------      ----         ------
            COSMETICS/PERSONAL CARE -- 0.7%
    8,000   Shiseido Co., Ltd....... $   101,670   $   128,551
                                     -----------   -----------
            DISTRIBUTION -- 0.7%
    7,000   Canon Sales Co..........     158,959       137,994
                                     -----------   -----------
            DIVERSIFIED -- 2.2%
   13,099   Barlow Ltd..............     141,312       149,603
    4,000   Grupo Imsa, S.A de C.V.,
              ADR#*.................      84,725       121,250
   20,000   Swire Pacific Ltd.......     167,926       153,130
                                     -----------   -----------
                                         393,963       423,983
                                     -----------   -----------
            ELECTRIC UTILITY -- 0.6%
    2,000   Companhia Energetica de
              Minas Gerais, ADR#....      97,750       109,896
                                     -----------   -----------
            ELECTRICAL & ELECTRONICS -- 0.4%
    7,700   Elektrim Spolka Alcyjna
              S.A...................      57,647        86,255
                                     -----------   -----------
            ELECTRICAL EQUIPMENT -- 0.5%
    2,000   SCI Systems, Inc.*......      48,401        99,125
                                     -----------   -----------
            ELECTRONICS -- 0.4%
    2,600   AVX Corp................      83,924        84,175
                                     -----------   -----------
            ELECTRONIC
              COMPONENTS/INSTRUMENTS -- 1.1%
    2,200   Dallas
              Semi-Conductors.......      86,608        98,450
   12,000   Hitachi Ltd.............     113,115       104,365
                                     -----------   -----------
                                         199,723       202,815
                                     -----------   -----------
            ENERGY -- 2.6%
    4,804   British Petroleum Co.,
              PLC...................      53,913        72,598
    1,900   EVI, Inc................      44,494       121,600
    2,680   Total SA................     230,091       306,752
                                     -----------   -----------
                                         328,498       500,950
                                     -----------   -----------
            ENGINEERING -- 0.8%
      340   Mannesmann AG...........     111,532       161,704
                                     -----------   -----------
            ENVIRONMENTAL -- 0.5%
    2,600   Newpark Resources,
              Inc...................      89,306       102,213
                                     -----------   -----------
            FINANCIAL & INSURANCE -- 0.6%
    3,700   North Fork Bancorp.,
              Inc...................      70,225       107,300
                                     -----------   -----------
            FINANCIAL SERVICES -- 5.6%
    2,000   A.G. Edwards, Inc.......      82,620       102,750
    2,675   Bear Stearns Companies,
              Inc...................      48,897       117,699
    1,300   Donaldson, Lufkin &
              Jenrette..............      86,788        93,031

                                                     MARKET
 SHARES       SECURITY DESCRIPTION      COST          VALUE
 ------       --------------------      ----         ------
    2,100   FIRSTPLUS Financial
              Group................. $    71,742   $   117,862
   10,800   Instituto Mobiliare
              Italiano S.P.A........      72,452       115,908
    2,100   Lehman Brothers
              Holdings, Inc.........      46,188       112,613
    5,212   Lloyds TSB Group PLC....      31,076        70,261
    2,300   Paine Webber Group,
              Inc...................      72,908       107,094
    2,900   Raymond James
              Financial.............      76,507       104,400
    3,300   Sunamerica, Inc.........      53,116       129,319
                                     -----------   -----------
                                         642,294     1,070,937
                                     -----------   -----------
            FOOD PRODUCTS & PAPERS -- 0.4%
    7,100   Cadbury Schweppes PLC...      58,573        68,472
                                     -----------   -----------
            FOOD -- 1.7%
    6,800   Companhia Brasileira de
              Distribuicao Grupo Pao
              de Acucar, ADR#.......      73,100       151,445
  105,600   Parmalat Finanziaria....      97,939       181,135
                                     -----------   -----------
                                         171,039       332,580
                                     -----------   -----------
            FOREIGN BANKING -- 2.5%
    4,400   Banco Frances Del Rio de
              La Plata, S.A.,
              ADR#..................      89,144       143,825
   25,000   Commonwealth Bank of
              Australia.............     253,407       308,481
   94,000   PT Bank Bira............      60,770        27,309
                                     -----------   -----------
                                         403,321       479,615
                                     -----------   -----------
            FOREST PRODUCTS & PAPERS -- 1.2%
    8,000   Grupo Industrial Durango
              S.A., ADR#............      78,212       140,000
    6,800   Maderas y Sinteticos
              S.A., ADR#............      95,857        93,544
                                     -----------   -----------
                                         174,069       233,544
                                     -----------   -----------
            HEALTH CARE -- 1.6%
    1,900   Lincare Holdings,
              Inc.*.................      74,865        95,831
    5,800   NovaCare, Inc.*.........      75,094       100,050
    1,800   Wellpoint Health
              Networks, Inc.*.......      74,479       104,288
                                     -----------   -----------
                                         224,438       300,169
                                     -----------   -----------
            HOLDING COMPANIES -
              DIVERSIFIED -- 0.4%
   40,000   Wing Tai Holdings
              Ltd...................     128,034        82,613
                                     -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GLOBAL EQUITY FUND
Portfolio of Investments (continued) -- September 30, 1997

                                                     MARKET
 SHARES       SECURITY DESCRIPTION      COST          VALUE
 ------       --------------------      ----         ------
            INDUSTRIAL -- 0.7%
    9,000   Sumitomo Electric
              Industries............ $   123,630   $   128,965
                                     -----------   -----------
            INDUSTRIAL HOLDING COMPANIES -- 1.4%
    7,300   Grand Metropolitan
              PLC...................      57,081        69,811
    5,000   Sonae Investimentos-
              Sociedade Gestora de
              Paticipacoes Sicais,
              S.A...................     145,910       197,743
                                     -----------   -----------
                                         202,991       267,554
                                     -----------   -----------
            INSURANCE -- 6.0%
      930   Allianz AG..............     239,185       224,998
    2,099   AXA-UAP.................     105,609       140,825
      850   Fortis AG...............     144,330       170,261
    2,550   Fremont General Corp....      59,393       121,763
    5,000   Liberty Life Association
              of Africa Ltd.........     139,674       145,845
    9,800   Norwich Union PLC.......      51,727        53,350
    2,000   Penncorp Financial
              Group, Inc............      80,079        62,000
      520   Zuerich Versicherungs-
              Gesellschaft..........     147,313       226,651
                                     -----------   -----------
                                         967,310     1,145,693
                                     -----------   -----------
            LEISURE -- 0.7%
   16,800   Ladbroke Group PLC......      65,385        73,953
    1,400   King World Productions,
              Inc.*.................      57,084        60,550
                                     -----------   -----------
                                         122,469       134,503
                                     -----------   -----------
            MACHINERY & EQUIPMENT -- 0.4%
    2,500   Cognex..................      87,713        82,188
                                     -----------   -----------
            MACHINE - DIVERSIFIED -- 0.4%
    2,500   AGCO Corp...............      76,260        79,219
                                     -----------   -----------
            MANUFACTURING - CAPITAL GOODS --1.1%
    3,000   Murata Manufacturing
              Co., Ltd..............     103,651       129,711
    9,100   Wolseley PLC............      65,296        74,824
                                     -----------   -----------
                                         168,947       204,535
                                     -----------   -----------

                                                     MARKET
 SHARES       SECURITY DESCRIPTION      COST          VALUE
 ------       --------------------      ----         ------
            MANUFACTURING - CONSUMER
              GOODS -- 1.8%
    3,000   Fuji Photo Film Ltd..... $   115,923   $   123,747
    1,800   Jabil Circuit, Inc......      42,417       117,900
    2,300   Parker-Hannifin Corp....      88,365       103,500
                                     -----------   -----------
                                         246,705       345,147
                                     -----------   -----------
            MEDICAL EQUIPMENT & SUPPLIES -- 1.1%
    1,900   Sofamor Danek Group,
              Inc.*.................      66,590       108,538
    2,700   Vivus, Inc..............     100,912       101,250
                                     -----------   -----------
                                         167,502       209,788
                                     -----------   -----------
            MERCHANDISING -- 0.4%
   11,000   Safeway PLC.............      59,616        71,522
                                     -----------   -----------
            MINING -- 0.5%
    3,700   Madeco S.A..............      93,503        90,650
                                     -----------   -----------
            METALS - DIVERSIFIED -- 0.9%
    2,700   ASARCO, Inc.............      85,180        86,400
    1,100   Phelps Dodge Corp.......      89,029        85,388
                                     -----------   -----------
                                         174,209       171,788
                                     -----------   -----------
            MORTGAGE BANKERS &
              CORRESPONDENTS -- 0.4%
    5,750   Halifax PLC.............      68,627        68,076
                                     -----------   -----------
            OFFICE EQUIPMENT & SERVICES -- 0.6%
    8,000   Ricoh Company, Ltd......     119,739       119,937
                                     -----------   -----------
            OIL/GAS -- 0.5%
    1,300   Helmerich & Payne,
              Inc...................      49,501       104,000
                                     -----------   -----------
            OIL/GAS - EXPLORATION -- 5.1%
    1,800   Cliffs Drilling Co......      86,151       125,325
    3,000   ENSCO International,
              Inc.*.................      66,852       118,312
    2,700   Falcon Drilling Co.,
              Inc.*.................      51,962        95,344
    2,900   Global Marine, Inc.*....      58,492        96,425
    3,700   Marine Drilling
              Companies, Inc*.......      62,475       115,625
    3,400   Rowan Companies,
              Inc.*.................      73,773       121,125
    1,600   SEARCO SMIT, Inc........      92,306        99,200
    2,200   Sun Company, Inc........      89,192        96,388
    3,100   USX-Marathon Group......      66,269       115,281
                                     -----------   -----------
                                         647,472       983,025
                                     -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GLOBAL EQUITY FUND
Portfolio of Investments (continued) -- September 30, 1997

                                                     MARKET
 SHARES       SECURITY DESCRIPTION      COST          VALUE
 ------       --------------------      ----         ------
            OIL & GAS TRANSMISSION -- 1.0%
    9,000   Magyar Olaj-Es Gazipari
             Reszvenytar -- GDR##... $   146,250   $   193,950
                                     -----------   -----------
            PAPER/PULP -- 0.5%
    2,200   Buckeye Cellulose
              Corp..................      87,133        88,688
                                     -----------   -----------
            PACKAGING -- 0.4%
    3,800   Cristalerias de Chile,
              ADR#..................      87,985        70,063
                                     -----------   -----------
            PHARMACEUTICALS -- 3.3%
    7,000   Eisai Co................     126,306        71,903
    1,520   Gedeon Richter, GDR##...      85,435       159,220
    2,000   ICN Pharmaceuticals,
              Inc...................      46,208        98,375
      112   Novartis AG*............     121,291       171,979
    7,400   SmithKline Beecham
              PLC...................      73,976       125,238
                                     -----------   -----------
                                         453,216       626,715
                                     -----------   -----------
            PLASTICS -- 0.4%
   21,000   Nippon Zeon Co., Ltd....     105,796        70,794
                                     -----------   -----------
            PUBLISHING & PRINTING -- 1.7%
    1,100   Central Newspapers,
              Inc...................      73,845        81,675
    5,650   VNU-Verenigde
              Nederlandse
              Uitgeversbedrijven....      71,300       131,209
    3,500   Valassis Communications,
              Inc.*.................      73,973       111,563
                                     -----------   -----------
                                         219,118       324,447
                                     -----------   -----------
            REAL ESTATE -- 3.5%
   15,000   Cheung Kong Holdings
              Ltd...................      82,036       168,637
   60,000   HongKong Land Holdings,
              Ltd...................     130,321       204,000
   20,000   Singapore Land Ltd......     129,033        88,888
   12,000   Sun Hung Kai Properties
              Ltd...................      74,045       141,112
    2,300   Vallehermoso SA.........      46,124        63,448
                                     -----------   -----------
                                         461,559       666,085
                                     -----------   -----------
            RETAIL -- 1.0%
    7,000   Makro Atacadista S.A.
              ADR#..................      99,750        97,117
    1,480   Vendex International
              N.V...................      43,406        87,785
                                     -----------   -----------
                                         143,156       184,902
                                     -----------   -----------
            RETAIL - GENERAL MERCHANDISE -- 0.8%
    3,900   Burlington Coat
              Factory...............      70,449        82,388
    5,700   Kingfisher PLC..........      50,965        78,174
                                     -----------   -----------
                                         121,414       160,562
                                     -----------   -----------

                                                     MARKET
 SHARES       SECURITY DESCRIPTION      COST          VALUE
 ------       --------------------      ----         ------
            STEEL -- 0.4%
    2,300   USX -- U.S. Steel Group,
              Inc................... $    78,730   $    79,925
                                     -----------   -----------
            TECHNOLOGY -- 0.8%
    2,400   Avid Technology.........      85,800        78,000
    1,700   Stratus Computer,
              Inc...................      70,208        82,238
                                     -----------   -----------
                                         156,008       160,238
                                     -----------   -----------
            TELECOMMUNICATION EQUIPMENT -- 0.4%
      580   SPT Telekom A.S.........      71,794        73,411
                                     -----------   -----------
            TELECOMMUNICATION SERVICES -- 0.8%
    9,100   Videsh Sanchar Nigam
              Ltd., GDR##...........     148,743       152,789
                                     -----------   -----------
            TEXTILES AND APPAREL -- 1.7%
    3,600   Ross Stores, Inc........      55,010       122,850
    3,600   The TJX Companies,
              Inc...................      57,444       110,025
    1,000   V.F. Corp...............      68,003        92,625
                                     -----------   -----------
                                         180,457       325,500
                                     -----------   -----------
            TRANSPORTATION -- 1.9%
    2,100   Airborne Freight
              Corp..................      78,750       127,181
    2,300   Caliber Systems, Inc....      73,531       124,775
    1,800   Tidewater, Inc..........      85,431       106,650
                                     -----------   -----------
                                         237,712       358,606
            TELECOMMUNICATIONS -- 7.7%
    1,800   MasTec, Inc.............      60,431        78,750
    2,210   Nokia Ab -- A Shares....     125,351       210,280
    1,300   Philippine Long Distance
              Telephone Co..........      39,452        35,196
    3,500   Portugal Telecom SA.....      76,024       151,865
   20,000   Telecom Corp. of New
              Zealand Ltd...........     103,764       101,383
   32,000   Telecom Italia Mobile
              SpA...................      38,178       127,025
   47,250   Telecom Italia SpA......     245,475       314,881
    7,150   Telefonica de Espana....     146,729       224,800
   10,000   Telefonica del Peru
              S.A., ADR#............     214,671       236,250
                                     -----------   -----------
                                       1,050,075     1,480,430
                                     -----------   -----------
            WHOLESALE -- 0.7%
    3,100   CellStar Corp...........      84,506       144,150
                                     -----------   -----------
            TOTAL COMMON STOCKS.....  14,103,426    18,378,941
                                     -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GLOBAL EQUITY FUND
Portfolio of Investments (continued) -- September 30, 1997

                                                     MARKET
 SHARES       SECURITY DESCRIPTION      COST          VALUE
 ------       --------------------      ----         ------
            PREFERRED STOCKS -- 1.3%
            TELECOMMUNICATIONS -- 1.3%
    8,400   Telecom Argentina,
              ADR#.................. $   231,952   $   255,675
                                     -----------   -----------
            TOTAL PREFERRED
              STOCKS................     231,952       255,675
                                     -----------   -----------
            INVESTMENTS, EXCLUDING
              SHORT-TERM
              INVESTMENTS...........  14,335,378    18,634,616
                                     -----------   -----------
PRINCIPAL   SHORT TERM
              INVESTMENTS -- 1.4%
 $264,744   Chase Bank London Daily
              Sweep Account, 2.50%,
              10/1/97...............     264,744       264,744
                                     -----------   -----------

                                                     MARKET
 SHARES       SECURITY DESCRIPTION      COST          VALUE
 ------       --------------------      ----         ------
            TOTAL INVESTMENTS --
              98.8%................. $14,600,122   $18,899,380
                                     ===========
            CASH AND OTHER ASSETS,
              NET OF
              LIABILITIES -- 1.2%...                   220,373
                                                   -----------
            Net Assets -- 100%......               $19,119,733
                                                   ===========

 * Non-income producing securities
 # American Depository Receipts
## Global Depository Receipts

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC SMALL CAP FUND
Portfolio of Investments -- September 30, 1997

                                                   MARKET
SHARES    SECURITY DESCRIPTION       COST          VALUE
------    --------------------       ----          ------
         COMMON STOCKS -- 71.1%
         CHEMICALS -- 2.2%
 55,000  The Carbide / Graphite   $   925,525   $  1,870,000
           Group*...............
100,000  Synalloy Corp..........    1,482,911      1,625,000
                                  -----------   ------------
                                    2,408,436      3,495,000
                                  -----------   ------------
         AUTO RELATED -- 1.9%
 88,000  Wynn's International,      1,690,179      2,926,000
           Inc..................
                                  -----------   ------------
         BUILDING MATERIALS -- 2.0%
450,700  International Comfort      2,541,843      3,183,069
           Products Corp.*......
                                  -----------   ------------
         COMMERCIAL SERVICES -- 4.2%
 58,100  Childrens Comprehensive      462,115      1,249,150
           Services*............
 83,100  Norrell Corp...........    1,222,355      2,856,563
100,000  Regis Corp.............    2,348,750      2,525,000
                                  -----------   ------------
                                    4,033,220      6,630,713
                                  -----------   ------------
         COMPUTERS -- 2.4%
106,300  Zebra Technologies*....    2,417,804      3,800,225
                                  -----------   ------------
         COMPUTER SOFTWARE -- 3.7%
156,000  American Software*.....    1,081,938      2,281,500
 62,100  Gerber Scientific,         1,131,072      1,502,044
           Inc..................
 20,000  Total Control Products,      160,000        276,250
           Inc.*................
100,000  Xionics Document           1,306,875      1,737,500
           Technology, Inc.*....
                                  -----------   ------------
                                    3,679,885      5,797,294
                                  -----------   ------------
         CONSTRUCTION -- 2.4%
133,000  Benchmark Electronics,     2,032,417      3,748,938
           Inc.*................
                                  -----------   ------------
         CONSUMER CYCLICAL -- 1.5%
125,000  Apple South, Inc.......    1,781,817      2,406,250
                                  -----------   ------------
         ELECTRICAL & ELECTRONICS -- 2.5%
 64,700  Electro Scientific         1,638,803      3,946,700
           Industries, Inc.*....
                                  -----------   ------------
         ELECTRICAL EQUIPMENT -- 1.7%
 75,000  Kuhlman Corporation....    2,172,575      2,700,000
                                  -----------   ------------
         ELECTRONIC COMPONENTS/
           INSTRUMENTS -- 3.2%
 30,000  Hadco Corp.*...........    1,812,250      1,624,688
 75,700  PCD Inc.*..............    1,343,313      1,873,575
 42,000  Plexus Corp.*..........      725,999      1,475,250
                                  -----------   ------------
                                    3,881,562      4,973,513
                                  -----------   ------------

                                                   MARKET
SHARES    SECURITY DESCRIPTION       COST          VALUE
------    --------------------       ----          ------
         ENTERTAINMENT -- 1.2%
 79,400  Speedway Motorsports     $ 1,222,780   $  1,950,263
           Inc.*................
                                  -----------   ------------
         ENVIRONMENTAL -- 2.2%
 87,800  Newpark Resources          1,376,632      3,451,638
           Inc.*................
                                  -----------   ------------
         FINANCIAL & INSURANCE -- 1.1%
 55,100  Capmac Holdings,           1,795,633      1,780,419
           Inc..................
                                  -----------   ------------
         FINANCIAL SERVICES -- 3.9%
 80,800  Amresco, Inc.*.........    1,149,506      2,999,700
 60,000  Sirrom Capital Corp....    1,252,697      3,112,500
                                  -----------   ------------
                                    2,402,203      6,112,200
                                  -----------   ------------
         FOOD SERVING -- 2.1%
143,000  Worthington Foods......    3,225,750      3,306,875
                                  -----------   ------------
         FOOD - WHOLESALE -- 1.7%
134,600  Twinlab Corp.*.........    1,672,257      2,759,300
                                  -----------   ------------
         FURNITURE/HOME APPLIANCE -- 0.8%
 75,100  Aaron Rents, Inc.......      812,696      1,314,250
                                  -----------   ------------
         HOUSING DEVELOPMENT -- 1.1%
 44,100  Fairfield Communities      1,555,072      1,656,506
           Inc.*................
                                  -----------   ------------
         MACHINERY & ENGINEERING -- 2.6%
 33,900  Cognex*................      697,375      1,114,463
 90,000  Roper Industries,          1,741,293      3,037,500
           Inc..................
                                  -----------   ------------
                                    2,438,668      4,151,963
                                  -----------   ------------
         MANUFACTURING -- 2.3%
 81,800  Asyst Technologies         1,020,955      3,632,431
           Inc.*................
                                  -----------   ------------
         METALS - DIVERSIFIED -- 1.3%
 63,800  Wolverine Tube Inc.*...    1,980,531      2,001,725
                                  -----------   ------------
         MEDICAL SUPPLIES -- 4.0%
100,000  American Healthcorp          966,113      1,412,500
           Inc.*................
 55,800  Hologic, Inc.*.........    1,368,755      1,565,887
 50,000  Renal Treatment Centers      984,530      1,778,125
           Inc.*................
 63,500  Res - Care Inc.*.......      897,655      1,547,812
                                  -----------   ------------
                                    4,217,053      6,304,324
                                  -----------   ------------
         OIL/GAS EQUIPMENT -- 2.8%
 59,600  National-Oilwell           1,905,271      4,458,825
           Inc.*................
                                  -----------   ------------
         OIL/GAS - EXPLORATION -- 5.0%
 73,600  Patterson Energy,          1,243,298      3,854,800
           Inc.*................
 96,400  Veritas DGC Inc*.......    1,828,262      4,103,025
                                  -----------   ------------
                                    3,071,560      7,957,825
                                  -----------   ------------
         PHARMACEUTICALS -- 2.2%
 75,600  Medicis                    1,646,853      3,468,150
           Pharmaceutical*......
                                  -----------   ------------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC SMALL CAP FUND
Portfolio of Investments (continued) -- September 30, 1997

                                                   MARKET
SHARES    SECURITY DESCRIPTION       COST          VALUE
------    --------------------       ----          ------

         COMMON STOCKS (CONTINUED)
         RETAIL -- 3.9%
311,000  Compucom Systems,        $ 2,537,532   $  2,876,750
           Inc.*................
 71,700  Rexall Sundown Inc.*...    1,523,799      3,271,312
                                  -----------   ------------
                                    4,061,331      6,148,062
                                  -----------   ------------
         TECHNOLOGY -- 1.8%
 65,000  Datastream Systems,        1,142,500      2,431,405
           Inc.*................
 19,700  Tetra Tech*............      442,757        455,562
                                  -----------   ------------
                                    1,585,257      2,886,967
                                  -----------   ------------
         TEXTILES & APPAREL -- 1.6%
110,000  Quaker Fabric Corp.*...    1,400,375      2,488,750
                                  -----------   ------------
         TRANSPORTATION - AIR -- 0.6%
 50,000  United States Express        843,120      1,000,000
           Enterprise*..........
                                  -----------   ------------

                                                   MARKET
SHARES    SECURITY DESCRIPTION       COST          VALUE
------    --------------------       ----          ------
         TRUCKING & LEASING -- 1.1%
 89,700  American Freightways     $ 1,316,437   $  1,704,300
           Corp.*...............
                                  -----------   ------------
         UTILITIES - ELECTRICAL & GAS -- 0.7%
110,000  York Research*.........      970,192      1,051,875
                                  -----------   ------------
                                  $68,799,167    113,194,350
         TOTAL
           INVESTMENTS -- 71.7%
                                  ===========
                                                  44,571,725
         Cash and other assets,
           net of
           liabilities -- 28.3%
                                                ------------
                                                $157,766,075
         NET ASSETS -- 100%
                                                ============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND
Portfolio of Investments -- September 30, 1997

                                                    MARKET
SHARES      SECURITY DESCRIPTION       COST          VALUE
------      --------------------       ----         ------
         COMMON STOCKS -- 96.1%
         AEROSPACE & MILITARY
           TECHNOLOGY -- 0.4%
 2,300   Thiokol Corp.............. $   166,866   $   197,800
                                    -----------   -----------
         AIRLINES -- 0.6%
 7,100   US Airways Group, Inc.*...     196,211       293,763
                                    -----------   -----------
         AUTOMOTIVE -- 2.8%
 7,400   Daimler-Benz AG Sponsored
           ADR#....................     371,519       609,575
15,900   Peugeot Citroen ADR#......     486,874       523,994
 5,300   Paccar, Inc...............     194,397       296,800
                                    -----------   -----------
                                      1,052,790     1,430,369
                                    -----------   -----------
         AUTO RELATED -- 0.8%
 5,700   Arvin Industries Inc......     212,316       223,725
 2,700   Cummins Engine, Inc.......     223,009       210,769
                                    -----------   -----------
                                        435,325       434,494
                                    -----------   -----------
         BANKING -- 9.2%
 5,100   Ahmanson H F & Co.........     192,609       289,744
10,000   BostonFed Bancorp, Inc....     124,350       210,625
 5,200   Chase Manhattan Corp......     348,062       613,600
14,700   Corporacion Bancaria
           Espana ADR#.............     311,532       435,487
14,600   FSF Financial Corp........     187,975       286,525
 9,200   First Bell Bancorp,
           Inc.....................      85,450       159,850
   600   First Empire State
           Corp....................     198,641       249,000
 6,500   First Mutual Bancorp,
           Inc.....................      83,076       120,250
 5,900   Frankfort First Bancorp,
           Inc.....................      74,004        59,737
11,000   Georgia Financial, Inc....     121,660       204,875
11,700   Home Bancorp of Elgin,
           Inc.....................     147,713       209,138
 6,000   Industrial Bancorp,
           Inc.....................      75,042       108,000
19,000   Istituto Mobiliare
           Italiano ADR#...........     393,777       604,438
30,400   North Central Bancshares,
           Inc.....................     328,664       547,200
10,000   PFF Bancorp, Inc.*........     115,000       193,750
 2,800   Union Bank San
           Francisco...............     174,148       242,200
 5,400   Westerfed Financial
           Corp....................      73,224       140,400
                                    -----------   -----------
                                      3,034,927     4,674,819
                                    -----------   -----------
         SAVINGS & LOAN/THRIFTS -- 0.8%
 6,800   MLF Bancorp, Inc..........      47,804       186,150
 4,200   Popular, Inc..............     115,544       222,600
                                    -----------   -----------
                                        163,348       408,750
                                    -----------   -----------

                                                    MARKET
SHARES      SECURITY DESCRIPTION       COST          VALUE
------      --------------------       ----         ------
         BEVERAGES -- 0.5%
 6,400   Adolph Coors Co., Class
           B....................... $   212,434   $   242,400
                                    -----------   -----------
         BREWERY -- 0.4%
 5,100   Guinness PLC ADR#*........     243,321       232,764
                                    -----------   -----------
         BUILDING MATERIALS -- 1.0%
 5,600   Texas Industries, Inc.....     220,933       237,650
 5,300   USG Corp.*................     197,476       254,069
                                    -----------   -----------
                                        418,409       491,719
                                    -----------   -----------
         CAPITAL GOODS -- 1.0%
 4,400   Adaptec, Inc.*............     167,712       205,700
 7,375   Corrections Corp. of
           America*................     230,739       320,813
                                    -----------   -----------
                                        398,451       526,513
                                    -----------   -----------
         CLOTHING -- 0.4%
 8,500   Wet Seal, Inc.*...........     253,375       198,688
                                    -----------   -----------
         COMPUTERS -- 0.4%
 7,800   Silicon Graphics, Inc.*...     216,177       204,750
                                    -----------   -----------
         COMPUTER EQUIPMENT -- 2.7%
 6,000   Applied Magnetics
           Corp.*..................     196,010       189,000
16,475   CHS Electronics, Inc.*....     251,938       451,003
 7,200   Quantum Corp.*............     142,149       275,850
 5,100   Storage Technology
           Corp.*..................     197,304       243,844
 4,900   Western Digital Corp.*....      70,903       196,306
                                    -----------   -----------
                                        858,304     1,356,003
                                    -----------   -----------
         COMPUTER SOFTWARE -- 2.2%
 4,300   Citrix Systems
           Incorporated*...........     231,441       216,478
 3,800   Compuware Corp.*..........      82,925       229,900
 4,187   McAfee Associates,
           Inc.*...................     162,397       221,911
 8,200   Read Rite*................     197,860       200,900
10,700   Symantec Corp.*...........     175,946       243,425
                                    -----------   -----------
                                        850,569     1,112,614
                                    -----------   -----------
         CONSTRUCTION -- 0.6%
 5,300   Centex Corp...............     187,869       309,388
                                    -----------   -----------
         CONSUMER NON-DURABLE -- 2.0%
 7,350   Archer-Daniels-Midland
           Co......................     138,670       175,941
13,450   Central Garden & Pet
           Co*.....................     280,678       413,587
18,000   IBP, Inc..................     428,238       425,250
                                    -----------   -----------
                                        847,586     1,014,778
                                    -----------   -----------
         CONSUMER STAPLES -- 0.6%
10,200   Smithfield Foods, Inc.*...     215,475       306,000
                                    -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND
Portfolio of Investments (continued) -- September 30, 1997

                                                    MARKET
SHARES      SECURITY DESCRIPTION       COST          VALUE
------      --------------------       ----         ------
         CONSUMER CYCLICAL -- 2.2%
11,200   Analysts International.... $   308,200   $   434,000
16,650   Apple South, Inc..........     257,253       320,512
13,862   Wolverine World Wide,
           Inc.....................     303,793       350,016
                                    -----------   -----------
                                        869,246     1,104,528
                                    -----------   -----------
         DISTRIBUTION WHOLESALE -- 0.7%
 7,400   Cellstar Corp.*...........     202,135       344,100
                                    -----------   -----------
         DIVERSIFIED -- 3.6%
76,000   Jardine Matheson Holdings
           Ltd.....................     555,363       608,000
 6,800   Siemens AG ADR#...........     329,700       459,509
11,300   Telecom Italia............     324,649       758,513
                                    -----------   -----------
                                      1,209,712     1,826,022
                                    -----------   -----------
         ELECTRIC UTILITY -- 1.4%
 9,800   Centrais Electricas
           Brasileiras S/A
           Eletrobras..............     186,788       256,722
18,500   P G & E Corp..............     421,985       428,969
                                    -----------   -----------
                                        608,773       685,691
                                    -----------   -----------
         ELECTRICAL EQUIPMENT -- 0.5%
 4,700   SCI Systems Inc.*.........     122,982       232,944
                                    -----------   -----------
         ELECTRONICS -- 0.4%
 6,200   AVX Corp..................     200,175       200,725
                                    -----------   -----------
         ELECTRONIC COMPONENTS/
           INSTRUMENTS -- 2.9%
 5,200   Dallas Semi-Conductors....     203,037       232,700
 7,000   Hitachi Ltd...............     693,838       617,312
 6,700   Telefonica De Espana......     255,515       630,638
                                    -----------   -----------
                                      1,152,390     1,480,650
                                    -----------   -----------
         ENERGY -- 3.0%
14,550   EVI, Inc.*................     432,864       931,200
 5,550   Oceaneering
           International*..........     103,827       132,159
13,175   Pool Energy Services
           Co*.....................     220,875       446,303
                                    -----------   -----------
                                        757,566     1,509,662
                                    -----------   -----------
         ENVIRONMENTAL -- 0.5%
 6,500   Newpark Resources,
           Inc.*...................     223,159       255,531
                                    -----------   -----------
         FINANCIAL & INSURANCE -- 0.5%
 8,600   North Fork Bancorp,
           Inc.....................     163,196       249,400
                                    -----------   -----------
         FINANCE-BROKERS -- 0.5%
 4,400   Daiwa Securities, Inc.
           ADR#....................     275,603       269,692
                                    -----------   -----------

                                                    MARKET
SHARES      SECURITY DESCRIPTION       COST          VALUE
------      --------------------       ----         ------
         FINANCIAL SERVICES -- 4.2%
 4,700   A.G. Edwards, Inc......... $   194,157   $   241,463
 6,750   Bear Stearns Companies,
           Inc.....................     157,347       297,000
 3,100   Donaldson Lufkin &
           Jenrette................     206,890       221,844
 5,000   Firstplus Financial
           Group*..................     170,815       280,625
 5,100   Lehman Brothers Holdings,
           Inc.....................     123,794       273,487
 5,800   Paine Webber Group Inc....     187,942       270,063
 6,700   Raymond James Financial...     175,555       241,200
 7,650   SunAmerica, Inc...........     131,572       299,784
                                    -----------   -----------
                                      1,348,072     2,125,466
                                    -----------   -----------
         INSURANCE -- 0.6%
 5,600   Safeco Corp...............     158,493       296,800
                                    -----------   -----------
         FOOD PRODUCTS & SERVICES -- 0.2%
 2,000   Morningstar Group,
           Inc.*...................      82,750        86,000
                                    -----------   -----------
         FOOD PROCESSING -- 0.6%
 5,600   Suiza Foods*..............     185,436       288,400
                                    -----------   -----------
         FOOD -- 2.9%
21,300   Groupe Danone Sponsored
           ADR#....................     639,722       671,434
11,200   Nestle SA ADR#............     569,477       781,230
                                    -----------   -----------
                                      1,209,199     1,452,664
                                    -----------   -----------
         HEALTH CARE -- 3.1%
11,500   Curative Tech*............     327,375       357,938
13,550   HPR, Inc.*................     211,331       296,406
11,325   Health Management
           Associates*.............     278,955       358,153
 1,150   Lincare Holdings, Inc.*...      46,875        58,003
16,150   Medcath, Inc.*............     246,456       274,550
13,400   Nova Care*................     173,797       231,150
                                    -----------   -----------
                                      1,284,789     1,576,200
                                    -----------   -----------
         HOLDING COMPANIES --
           DIVERSIFIED -- 1.5%
48,000   BTR PLC ADR#..............     721,444       780,043
                                    -----------   -----------
         INSURANCE -- 0.9%
 6,050   Fremont General Corp......     148,928       288,888
 4,800   Penncorp Financial
           Group...................     192,220       148,800
                                    -----------   -----------
                                        341,148       437,688
                                    -----------   -----------
         LEISURE -- 0.3%
 3,900   King World Productions,
           Inc.*...................     159,967       168,675
                                    -----------   -----------
         MACHINERY & EQUIPMENT -- 0.4%
 6,200   Cognex*...................     217,479       203,825
                                    -----------   -----------
         MACHINE - DIVERSIFIED -- 0.4%
 5,800   Agco Corp.................     176,407       183,788
                                    -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND
Portfolio of Investments (continued) -- September 30, 1997

                                                    MARKET
SHARES      SECURITY DESCRIPTION       COST          VALUE
------      --------------------       ----         ------
         MANUFACTURING - CONSUMER GOODS -- 1.7%
 4,400   Jabil Circuit Inc*........ $   103,729   $   288,200
 5,400   Parker-Hannifin Corp......     207,200       243,000
 7,000   Reebok International
           Ltd.*...................     188,545       340,812
                                    -----------   -----------
                                        499,474       872,012
                                    -----------   -----------
         MEDICAL EQUIPMENT & SUPPLIES -- 1.3%
 3,650   Lincare Holdings..........     145,088       184,097
 4,400   Sofamor Danek Group
           Inc*....................     143,614       251,350
 6,400   Vivus Incorporated*.......     239,200       240,000
                                    -----------   -----------
                                        527,902       675,447
                                    -----------   -----------
         MEDICAL - HOSPITAL SERVICES -- 0.5%
 4,200   Wellpoint Health
           Networks*...............     174,891       243,337
                                    -----------   -----------
         MEDICAL - INFORMATION SYSTEMS -- 0.7%
10,600   Medic Computer Systems*...     307,109       363,050
                                    -----------   -----------
         METALS - DIVERSIFIED -- 0.8%
 6,300   Asarco, Inc...............     198,655       201,600
 2,500   Phelps Dodge Corp.........     205,721       194,062
                                    -----------   -----------
                                        404,376       395,662
                                    -----------   -----------
         MULTI-INDUSTRY -- 0.6%
 2,800   Loews Corp................     123,409       316,225
                                    -----------   -----------
         OIL/GAS -- 0.5%
 3,100   Helmerich & Payne, Inc....     131,572       248,000
                                    -----------   -----------
         OIL/GAS - EXPLORATION -- 8.1%
12,000   Cliffs Drilling Co.*......     477,391       835,500
 6,900   Ensco International Inc...     156,315       272,119
10,100   Elf Aquitane..............     358,447       673,543
 6,400   Falcon Drilling Co.
           Inc.*...................     129,734       226,000
 6,800   Global Marine, Inc.*......     147,044       226,100
 8,700   Marine Drilling Companies,
           Inc.....................     145,072       271,875
 7,200   Oceaneering
           International...........     125,532       171,450
 7,800   Rowan Companies, Inc.*....     177,488       277,875
 3,800   Seacor Holdings, Inc.*....     215,503       235,600
 5,500   Sun, Inc..................     222,980       240,969
 7,200   USX-Marathon Group........     160,349       267,750
11,400   YPF Sociedad Anonima......     221,847       420,375
                                    -----------   -----------
                                      2,537,702     4,119,156
                                    -----------   -----------
         PAPER/PULP -- 0.4%
 5,200   Buckeye Cellulose
           Corp.*..................     205,942       209,625
                                    -----------   -----------

                                                    MARKET
SHARES      SECURITY DESCRIPTION       COST          VALUE
------      --------------------       ----         ------
         PHARMACEUTICALS -- 0.4%
 4,600   ICN Pharmaceuticals,
           Inc..................... $   114,919   $   226,262
                                    -----------   -----------
         PUBLISHING & PRINTING -- 1.5%
 2,800   Central Newspapers........     189,147       207,900
 9,700   Readers Digest Assoc.,
           Inc.....................     250,347       291,000
 8,400   Valassis Communications,
           Inc.*...................     179,832       267,750
                                    -----------   -----------
                                        619,326       766,650
                                    -----------   -----------
         RETAIL - GENERAL MERCHANDISE -- 0.4%
 9,000   Burlington Coat Factory...     162,690       190,125
                                    -----------   -----------
         SERVICES -- 2.6%
14,325   Accustaff, Inc.*..........     310,979       451,237
13,300   Personnel Group of
           America, Inc.*..........     359,651       455,525
10,388   Robert Half International,
           Inc.*...................     266,141       429,783
                                    -----------   -----------
                                        936,771     1,336,545
                                    -----------   -----------
         IRON/STEEL -- 0.4%
 5,300   USX- U S Steel Group,
           Inc.....................     181,336       184,175
                                    -----------   -----------
         TECHNOLOGY -- 5.9%
12,375   ACC Corp.*................     361,719       406,828
 6,000   Avid Technology*..........     214,500       195,000
13,450   Computer Management
           Sciences, Inc.*.........     269,987       309,350
12,375   Datastream Systems,
           Inc.*...................     251,734       462,902
10,175   Ikos Systems, Inc.*.......     224,809       127,823
12,675   Inter-Tel, Inc.*..........     177,759       671,775
 9,800   National Techteam,
           Inc.*...................     226,582       135,975
 6,450   SBS Technologies, Inc.*...     209,594       153,994
 4,300   Stratus Computer*.........     183,475       208,013
10,000   Telco Communications
           Group, Inc.*............     159,125       327,500
                                    -----------   -----------
                                      2,279,284     2,999,160
                                    -----------   -----------
         TECHNOLOGY - SOFTWARE -- 0.4%
 7,800   Vantive Corp.*............     209,113       187,200
                                    -----------   -----------
         TEXTILES AND APPAREL -- 1.5%
 8,600   Ross Stores, Inc..........     152,021       293,475
 8,500   TJX Cos., Inc.............     139,243       259,781
 2,500   V.F. Corp.................     174,284       231,563
                                    -----------   -----------
                                        465,548       784,819
                                    -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND
Portfolio of Investments (continued) -- September 30, 1997

                                                    MARKET
SHARES      SECURITY DESCRIPTION       COST          VALUE
------      --------------------       ----         ------
         TRANSPORTATION -- 3.0%
 5,800   Caliber Systems, Inc...... $   187,955   $   314,650
11,075   Hvide Marine, Inc., Class
           A*......................     298,563       354,400
 8,850   Trico Marine Services,
           Inc.*...................     207,444       307,537
 5,300   Airborne Freight Corp.....     204,060       320,981
 4,200   Tidewater Inc.............     190,309       248,850
                                    -----------   -----------
                                      1,088,331     1,546,418
                                    -----------   -----------
         TELECOMMUNICATIONS -- 4.1%
15,500   A T & T Corp..............     555,992       686,844
 4,200   Mastec Inc.*..............     141,430       183,750
29,000   Tele Danmark A/S-ADR#.....     748,046       773,937
 8,600   Telefonos De Mexico.......     274,978       445,050
                                    -----------   -----------
                                      1,720,446     2,089,581
                                    -----------   -----------

                                                    MARKET
SHARES      SECURITY DESCRIPTION       COST          VALUE
------      --------------------       ----         ------
         TELECOMMUNICATIONS - EQUIPMENT -- 1.9%
35,600   Alcatel Alsthom CGE
           ADR#.................... $   621,370   $   945,625
                                    -----------   -----------
         TELECOMMUNICATIONS - SERVICES &
           EQUIPMENT -- 0.7%
15,075   Aspect
           Telecommunications*.....     392,767       352,378
                                    -----------   -----------
         UTILITIES -- 1.0%
22,400   Unicom Corp...............     533,343       523,600
                                    -----------   -----------
         TOTAL
           INVESTMENTS -- 96.1%.... $35,659,179    48,769,158
                                    ===========
         Cash and other assets, net
           of liabilities --3.9%...                 1,978,196
                                                  -----------
         Net Assets -- 100%........               $50,747,354
                                                  ===========

* Non-income producing securities
# American Depository Receipts

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GROWTH FUND
Portfolio of Investments -- September 30, 1997

                                                    MARKET
SHARES     SECURITY DESCRIPTION        COST          VALUE
------     --------------------        ----         ------
         COMMON STOCKS -- (74.0%):
         APPAREL -- (0.8%):
14,700   Pluma, Inc.*.............  $   193,511   $   153,431
                                    -----------   -----------
         APPLIANCES & HOUSEHOLD
           PRODUCTS -- (3.0%):
 9,900   Quaker Fabric Corp.*.....      145,224       223,988
 9,300   Zebra Technologies*......      247,209       332,475
                                    -----------   -----------
                                        392,433       556,463
                                    -----------   -----------
         AUTOMOTIVE -- (1.4%):
 7,600   Wynn's International,          183,065       252,700
           Inc....................
                                    -----------   -----------
         AUTO RELATED -- (1.4%):
50,500   Automobile Protection          242,627       255,656
           Corp.*.................
                                    -----------   -----------
         BUILDING MATERIALS -- (2.5%):
36,500   International Comfort          218,612       257,781
           Products Corp.*........
 7,100   Synthetic Industries,          132,297       205,900
           Inc.*..................
                                    -----------   -----------
                                        350,909       463,681
                                    -----------   -----------
         CIRCUIT BOARDS -- (1.1%):
14,000   Praegitzer Industries,         198,700       194,250
           Inc.*..................
                                    -----------   -----------
         COMMERCIAL SERVICES -- (3.1%):
 8,500   Jackson Hewitt, Inc.*....      192,500       325,125
 6,800   Norrell Corp.............      203,662       233,750
                                    -----------   -----------
                                        396,162       558,875
                                    -----------   -----------
         COMPUTERS -- (1.5%):
23,100   WPI Group, Inc.*.........      191,818       280,088
                                    -----------   -----------
         COMPUTER EQUIPMENT -- (1.2%):
11,300   Transact Technologies,         132,675       220,350
           Inc.*..................
                                    -----------   -----------
         COMPUTER SOFTWARE -- (5.0%):
18,000   American Software*.......      131,025       263,250
17,500   International                  174,386       306,250
           Microcomputer
           Software*..............
20,000   Triteal Corporation*.....      167,500       167,500
10,000   Xionics Document               131,809       173,750
           Technology, Inc.*......
                                    -----------   -----------
                                        604,720       910,750
                                    -----------   -----------
         CONSTRUCTION -- (1.3%):
24,000   Schuff Steel Company*....      194,400       246,000
                                    -----------   -----------
         CONSULTING -- (1.1%):
16,000   A Consulting Team,             192,000       192,000
           Inc.*..................
                                    -----------   -----------
         CONSUMER CYCLICAL -- (1.3%):
12,100   Apple South, Inc.........      178,213       232,925
                                    -----------   -----------

                                                    MARKET
SHARES     SECURITY DESCRIPTION        COST          VALUE
------     --------------------        ----         ------
         WHOLESALE -- (1.1%):
11,300   Scan Source, Inc.*.......  $   173,738   $   194,925
                                    -----------   -----------
         ELECTRICAL & ELECTRONICS -- (3.9%):
 8,600   American Precision             170,591       196,725
           Industries*............
 4,000   Electro Scientific             144,500       244,000
           Industries, Inc.*......
 5,000   Teradyne, Inc.*..........      228,575       269,063
                                    -----------   -----------
                                        543,666       709,788
                                    -----------   -----------
         ELECTRONICS -- (0.7%):
 8,000   Aseco Corp.*.............       72,000       137,000
                                    -----------   -----------
         ELECTRONIC
           COMPONENTS/INSTRUMENTS -- (5.5%):
16,000   Apple Computer, Inc.*....      344,000       347,000
 3,000   Hadco Corp.*.............      179,000       162,469
10,000   PCD, Inc.*...............      179,375       247,500
18,100   Percon, Inc.*............      242,996       253,400
                                    -----------   -----------
                                        945,371     1,010,369
                                    -----------   -----------
         FINANCIAL & INSURANCE -- (3.1%):
 8,000   Capmac Holdings, Inc.....      250,716       258,500
 6,000   Sirrom Capital Corp......      219,529       311,250
                                    -----------   -----------
                                        470,245       569,750
                                    -----------   -----------
         FOOD -- WHOLESALE -- (0.7%):
 6,400   Twinlab Corp.*...........       84,650       131,200
                                    -----------   -----------
         GAMING -- (1.5%):
 3,000   Anchor Gaming*...........      126,750       266,250
                                    -----------   -----------
         HOUSING DEVELOPMENT -- (1.4%):
 7,000   Fairfield Communities,         236,534       262,938
           Inc.*..................
                                    -----------   -----------
         INDUSTRIAL AUDIO & VIDEO
           PRODUCTS -- (0.7%):
 5,000   Creative Technology            108,750       127,813
           Limited*...............
                                    -----------   -----------
         INSURANCE -- (1.1%):
 4,400   Ohio Casualty Corp.......      199,100       204,050
                                    -----------   -----------
         MACHINERY -- FARM -- (1.4%):
15,800   CTB International              225,285       248,850
           Corp.*.................
                                    -----------   -----------
         MANUFACTURING -- (2.1%):
 6,000   Asyst Technologies,            108,335       266,437
           Inc.*..................
60,000   Consep, Inc.*............      161,250       120,000
                                    -----------   -----------
                                        269,585       386,437
                                    -----------   -----------
         MANUFACTURING -- CONSUMER
           GOODS -- (0.8%):
10,000   Genesco, Inc.*...........      131,450       146,250
                                    -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GROWTH FUND
Portfolio of Investments (continued) -- September 30, 1997

                                                    MARKET
SHARES     SECURITY DESCRIPTION        COST          VALUE
------     --------------------        ----         ------

         COMMON STOCKS (CONTINUED)
         MEDICAL SUPPLIES -- 1.7%
 8,000   Hologic, Inc.*...........  $   199,625   $   224,500
14,600   Laserscope*..............      109,077        93,987
                                    -----------   -----------
                                        308,702       318,487
                                    -----------   -----------
         MEDICAL - INFORMATION SYSTEMS -- 0.2%
 4,900   Mediware Information            33,663        41,956
           Systems*...............
                                    -----------   -----------
         NUTRITION & VITAMINS PRODUCTS -- 0.6%
10,000   Weider Nutrition               164,938       116,250
           International, Inc.....
                                    -----------   -----------
         OFFICE/BUSINESS EQUIPMENT -- 1.2%
 7,000   W. H. Brady Company......      198,450       218,750
                                    -----------   -----------
         OIL/GAS EQUIPMENT - 1.4%
 3,500   National-Oilwell,              202,808       261,844
           Inc.*..................
                                    -----------   -----------
         OIL/GAS - EXPLORATION -- 4.2%
 8,100   Carbo Ceramics, Inc......      235,200       269,325
 6,300   Rowan Companies, Inc.*...      138,254       224,437
 6,300   Veritas DGC, Inc*........      136,754       268,143
                                    -----------   -----------
                                        510,208       761,905
                                    -----------   -----------
         PHARMACEUTICALS -- 1.8%
 7,250   Medicis                        307,818       332,595
           Pharmaceutical*........
                                    -----------   -----------
         REAL ESTATE INVESTMENT TRUST -- 2.1%
10,000   Prison Realty Trust......      210,000       377,500
                                    -----------   -----------
         RETAIL -- 1.1%
12,600   Heilig Meyers Co.........      206,263       193,725
                                    -----------   -----------

                                                    MARKET
SHARES     SECURITY DESCRIPTION        COST          VALUE
------     --------------------        ----         ------
         RETAIL - GENERAL MERCHANDISE -- 1.6%
20,000   S&K Famous Brands          $   277,500   $   295,000
           Incorporated*..........
                                    -----------   -----------
         RETAIL - SPECIALTY LINE -- 2.2%
27,300   Compucom Systems,              233,952       252,525
           Inc.*..................
 3,300   Rexall Sundown, Inc.*....       84,380       150,562
                                    -----------   -----------
                                        318,332       403,087
                                    -----------   -----------
         SHELTER -- 1.0%
10,000   Clayton Homes, Inc.......      147,937       185,625
                                    -----------   -----------
         TECHNOLOGY - SOFTWARE -- 1.1%
 4,000   Faro Technologies,              48,000        65,500
           Inc.*..................
10,000   Mapics, Inc.*............       90,000       130,000
                                    -----------   -----------
                                        138,000       195,500
                                    -----------   -----------
         TEXTILES -- 1.2%
16,000   Dixie Group, Inc.*.......      109,725       216,000
                                    -----------   -----------
         TOBACCO -- 1.9%
10,000   JR Cigar, Inc.*..........      170,000       350,000
                                    -----------   -----------
         TRANSPORTATION - MARINE -- 1.1%
 6,000   Gulfmark Offshore,             189,000       207,000
           Inc.*..................
                                    -----------   -----------
         TOYS -- 0.9%
 5,700   The First Years, Inc.....       94,762       161,025
                                    -----------   -----------
                                    $10,626,463    13,549,037
         TOTAL
           INVESTMENTS -- 74%.....
                                    ===========   -----------
                                                    4,770,674
         Cash and other assets,
           net of
           liabilities -- 26%.....
                                                  -----------
                                                  $18,319,711
         NET ASSETS -- 100%.......
                                                  ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC VALUE FUND
Portfolio of Investments -- September 30, 1997

                                                    MARKET
SHARES      SECURITY DESCRIPTION        COST         VALUE
------      --------------------        ----        ------
         COMMON STOCKS -- 69.4%
         APPLIANCE & HOUSEHOLD PRODUCTS -- 2.9%
 20,000  The Rival Co............... $  311,375   $   320,000
                                     ----------   -----------
         AUTO RELATED -- 2.9%
 18,500  Alrenco Inc.*..............    244,862       330,688
                                     ----------   -----------
         BREWERY -- 1.9%
 43,000  Pete's Brewing Co.*........    261,647       217,688
                                     ----------   -----------
         BUILDING MATERIALS -- 0.1%
  1,000  Dravo Group Corp.*.........     10,695        11,875
                                     ----------   -----------
         CONSTRUCTION -- 3.8%
 41,800  Schuff Steel Co.*..........    356,399       428,450
                                     ----------   -----------
         ENTERTAINMENT -- 3.6%
 35,000  Jackpot Enterprises,
           Inc......................    393,822       402,500
                                     ----------   -----------
         FINANCIAL SERVICES -- 3.8%
 50,500  First Investors Financial
           Services*................    390,032       429,250
                                     ----------   -----------
         FOOD -- 3.0%
 30,000  Bridgford Foods Corp.......    285,063       341,250
                                     ----------   -----------
         FOREST PRODUCTS & PAPERS -- 3.2%
 11,100  Deltic Timber Corp.........    306,020       362,831
                                     ----------   -----------
         HOME FURNISHINGS -- 2.9%
 26,750  Flexsteel Industries.......    319,422       327,688
                                     ----------   -----------
         HOUSEHOLD PRODUCTS -- 3.7%
 14,500  Bassett Furniture
           Industries, Inc..........    407,000       413,250
                                     ----------   -----------
         INSURANCE -- 3.7%
 12,000  Leucadia National Corp.....    399,009       412,500
                                     ----------   -----------
         MACHINERY & EQUIPMENT -- 1.4%
  7,000  Alamo Group, Inc...........    126,786       162,313
                                     ----------   -----------
         MATERIALS -- 0.1%
  1,000  Green AP Industries,
           Inc......................     10,195        14,000
                                     ----------   -----------

                                                    MARKET
SHARES      SECURITY DESCRIPTION        COST         VALUE
------      --------------------        ----        ------
         METALS & MINING -- 2.5%
165,000  MK Gold Co.*............... $  274,686   $   278,438
                                     ----------   -----------
         OFFICE EQUIPMENT & SERVICES -- 3.5%
 27,500  Falcon Products, Inc.......    383,341       390,156
                                     ----------   -----------
         PIPELINES -- 3.9%
 16,300  Northwest Pipe Co.*........    308,336       440,100
                                     ----------   -----------
         RECREATION -- 1.7%
 13,000  Rockshox*..................    177,148       185,250
                                     ----------   -----------
         RESTAURANTS -- 7.1%
 21,400  Brinker International,
           Inc.*....................    307,935       381,188
 15,100  Outback Steakhouse*........    347,155       417,138
                                     ----------   -----------
                                        655,090       798,326
                                     ----------   -----------
         RETAIL -- SPECIALTY LINE -- 7.4%
 53,000  Bombay Company, Inc.*......    287,267       407,438
  1,000  Brookstone, Inc.*..........      8,883        11,875
 62,100  Natural Wonders, Inc.*.....    257,173       411,413
                                     ----------   -----------
                                        553,323       830,726
                                     ----------   -----------
         TEXTILES & APPAREL -- 3.5%
 28,100  Burlington Industry,
           Inc.*....................    365,769       393,400
                                     ----------   -----------
         TRANSPORTATION -- 2.8%
  1,000  Greyhound Lines, Inc.*.....      4,883         3,875
 17,500  International
           Shipholding..............    297,232       311,719
                                     ----------   -----------
                                        302,115       315,594
                                     ----------   -----------
         TOTAL
           INVESTMENTS -- 69.4%..... $6,842,135     7,806,269
                                     ==========
         Cash and other assets, net of
           liabilities -- 30.6%................     3,435,337
                                                  -----------
         NET ASSETS -- 100%....................   $11,241,606
                                                  ===========

* Non-income producing securities

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Assets and Liabilities (unaudited)
September 30, 1997

                                                             GLOBAL
                                               INCOME        EQUITY       SMALL CAP     APPRECIATION     GROWTH         VALUE
                                               ------        ------       ---------     ------------     ------         -----
ASSETS
  Investments, at value (cost $22,351,786;
    $14,335,378; $68,799,167; $35,659,181;
    $10,626,463; and $6,842,135
    respectively)..........................  $23,134,248   $18,634,616   $113,194,350   $48,769,158    $13,549,037   $ 7,806,269
  Short-Term Investments (cost $576,475;
    $264,744; $0; $0; $0; and $0
    respectively)..........................      576,475       264,744             --            --             --            --
  Cash.....................................    1,523,860       333,735     44,173,678     1,952,550      5,100,237     3,516,615
  Foreign Currency (cost $920; $17,589; $0;
    $0; $0; and $0 respectively)...........          923        17,257             --            --             --            --
  Interest and dividends receivable........      475,219        21,483         16,899        51,346          3,932        52,753
  Receivable for fund shares sold..........           --            --         46,605        31,931        226,084            --
  Receivable for securities sold...........      191,789        42,342        519,983            --             --            --
  Receivable from Adviser..................           --            --             --            --          7,679            --
  Unamortized organizational expenses (Note
    2e)....................................       13,995        14,164         18,281        15,493             --            --
  Other assets.............................           --        10,603        106,863            --             --        12,429
                                             -----------   -----------   ------------   -----------    -----------   -----------
        Total Assets.......................   25,916,509    19,338,944    158,076,659    50,820,478     18,886,969    11,388,066
                                             -----------   -----------   ------------   -----------    -----------   -----------
LIABILITIES
  Income distribution payable..............      105,880            --             --            --             --            --
  Payable for fund shares repurchased......           --            --        110,250            --          2,056            --
  Payable for securities purchased.........           --       170,134             --            --        539,249       142,460
  Unrealized loss on open forward currency
    contracts..............................           --           406             --            --             --            --
  Advisory fee payable.....................       23,537        15,372        122,098        48,472             --            --
  Administration fee payable...............        3,531         2,306         18,315         7,271             --            --
  Transfer agent fee payable...............        1,183         1,567         14,729         1,899          1,766         1,343
  12b-1 Distribution fee payable...........        6,179         5,780         45,192        14,492          5,194         2,657
  Other accrued expenses...................       11,331        23,646             --           990         18,993            --
                                             -----------   -----------   ------------   -----------    -----------   -----------
        Total Liabilities..................      151,641       219,211        310,584        73,124        567,258       146,460
                                             -----------   -----------   ------------   -----------    -----------   -----------
NET ASSETS.................................  $25,764,868   $19,119,733   $157,766,075   $50,747,354    $18,319,711   $11,241,606
                                             ===========   ===========   ============   ===========    ===========   ===========
Net Assets Consist of:
  Capital stock............................        2,582         1,368          6,448         2,654          1,277         1,000
  Additional paid-in capital...............   25,672,556    12,428,866    104,560,789    26,775,986     14,634,913    10,253,125
  Accumulated undistributed net investment
    income/ (loss) on investments..........      397,645        (9,641)       (75,779)      (43,400)       (16,969)       15,066
  Accumulated undistributed realized
    gain/(loss) on investments and foreign
    currency transactions..................   (1,091,002)    2,395,110      8,879,434    10,902,137        777,916         8,281
  Net unrealized
    appreciation/(depreciation) on
    investments and foreign currency
    translations...........................      783,087     4,304,030     44,395,183    13,109,977      2,922,574       964,134
                                             -----------   -----------   ------------   -----------    -----------   -----------
  NET ASSETS...............................  $25,764,868   $19,119,733   $157,766,075   $50,747,354    $18,319,711   $11,241,606
                                             ===========   ===========   ============   ===========    ===========   ===========
SHARES OF BENEFICIAL INTEREST
  Class A
    Shares of beneficial interest
      outstanding..........................    2,510,000     1,031,156      4,892,590     2,329,705        900,614       839,209
                                                ========      ========       ========       =======         ======        ======
    Net Asset Value per share
      outstanding..........................        $9.98        $14.03         $24.53        $19.15         $14.35        $11.24
                                                    ====         =====          =====        ======          =====         =====
    Maximum Offering Price per share
      ($9.98/.955, $14.03/.955,
      $24.53/.955, $19.15/.955,
      $14.35/.955, $11.24/.955
      respectively)........................       $10.45        $14.80         $25.90        $20.22         $15.15        $11.77
                                                   -----         -----          -----        ------          -----         -----
                                                    ----         -----          -----        ------          -----         -----
  Class D
    Shares of beneficial interest
      outstanding..........................       72,332       337,142      1,555,291       324,476        376,855       160,950
                                                   =====        ======       ========       =======         ======        ======
    Net Asset Value per share
      outstanding..........................        $9.98        $13.81         $24.27        $18.93         $14.32        $11.22
                                                    ====         =====          =====        ======          =====         =====
    Maximum Offering Price per share
      ($9.98/.985, $13.81/.985,
      $24.27/.985, $18.93/.985,
      $14.32/.985, $11.22/.985
      respectively)........................       $10.53        $14.58         $25.63        $19.99         $15.12        $11.39
                                                   =====         =====          =====        ======          =====         =====

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Operations (unaudited)
For the Six Months Ended September 30, 1997

                                                    GLOBAL
                                       INCOME       EQUITY      SMALL CAP    APPRECIATION     GROWTH     VALUE(A)
                                     ----------   ----------   -----------   ------------   ----------   --------
Investment Income:
  Interest.........................  $   22,930   $       --   $    59,239   $     5,950    $       --   $  4,133
  Dividend.........................   1,089,318      261,255       924,543       441,638        65,055     58,349
                                     ----------   ----------   -----------   -----------    ----------   --------
  Total income.....................   1,112,248      261,255       983,782       447,588        65,055     62,482
                                     ----------   ----------   -----------   -----------    ----------   --------
Expenses:
  Advisory.........................     155,441      107,164       614,721       272,643        58,185     33,488
  Administration...................      23,316       16,075        92,208        40,896         6,982      4,018
  Fund accounting..................      19,967       26,231        17,603        21,818        15,603     11,927
  Legal............................       4,485        6,227         8,506         5,489         2,981      2,177
  Reports to shareholders..........       3,264        4,842        10,890         4,215           965        766
  Audit............................       7,448       18,957         9,162         9,614         8,204      5,216
  Registration.....................       9,728       11,768        13,362        10,446         9,951     11,224
  Custodian........................       9,883       33,535         3,192        17,097         3,684      1,936
  Directors........................       1,996        3,562         1,995         1,998         1,971      1,560
  Transfer agent fees and
    expenses.......................       8,506        9,342        36,933        11,532         6,045      2,104
  12b-1 Distribution fees -- Class
    A..............................      37,684       21,057       116,547        62,285         8,049      5,802
  12b-1 Distribution fees -- Class
    D..............................       3,527       17,201       111,397        17,627        10,764      2,687
  Insurance........................       2,460        3,091         1,928         2,186           268         64
  Amortization of organizational
    expenses.......................       4,421        4,421         5,455         4,421            --         --
  Miscellaneous....................     (19,635)     (14,957)       15,662         8,721        14,050      1,953
                                     ----------   ----------   -----------   -----------    ----------   --------
  Total expenses before waivers....     272,491      268,516     1,059,561       490,988       147,702     84,922
  Less: expenses
    waived/reimbursed..............          --           --            --            --       (65,167)   (37,506)
  Less: expenses paid by third
    parties........................          --           --            --            --            --         --
                                     ----------   ----------   -----------   -----------    ----------   --------
  Net expenses.....................     272,491      268,516     1,059,561       490,988        82,535     47,416
                                     ----------   ----------   -----------   -----------    ----------   --------
Net investment income/(loss).......     839,757       (7,261)      (75,779)      (43,400)      (17,480)    15,066
                                     ----------   ----------   -----------   -----------    ----------   --------
Realized gain/(loss) on
  investments......................    (311,350)   1,517,731     6,956,078     8,824,467       803,667      8,281
Net realized gain/(loss) on foreign
  currency
  transactions and assets and
    liabilities
  denominated in foreign
    currencies.....................          20          715            --            --            --         --
Net change in unrealized
  appreciation/
  (depreciation) on investments....     787,001    2,612,416    35,811,897     8,201,372     3,049,985    964,134
Net change in unrealized
  gain/(loss) on foreign currency
  translation......................     310,375        4,219            --            --            --         --
                                     ----------   ----------   -----------   -----------    ----------   --------
Net realized and unrealized
  gain/(loss)......................     786,046    4,135,081    42,767,975    17,025,839     3,853,652    972,415
                                     ----------   ----------   -----------   -----------    ----------   --------
Net increase/(decrease) in net
  assets resulting from
  operations.......................  $1,625,803   $4,127,820   $42,692,196   $16,982,439    $3,836,172   $987,481
                                     ==========   ==========   ===========   ===========    ==========   ========

(a) For the period from May 7, 1997 (commencement of operations) through September 30, 1997.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Changes in Net Assets

                                                                            INCOME
                                                              -----------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1997     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 1997
                                                              ------------------   --------------
Operations:
  Net investment income/(loss)..............................     $   839,757        $ 2,077,199
  Net realized gain/(loss) on investments and foreign
    currency transaction....................................        (311,330)          (537,499)
  Net unrealized appreciation/(depreciation) of investments
    and foreign currency translation........................       1,097,376              1,011
                                                                 -----------        -----------
Net increase in net assets resulting from operations........       1,625,803          1,540,711
                                                                 -----------        -----------
Dividends and Distributions to Shareholders:
  From net investment income
    Class A.................................................        (816,570)        (2,004,240)
    Class D.................................................         (23,197)           (72,963)
                                                                 -----------        -----------
                                                                    (839,767)        (2,077,203)
                                                                 -----------        -----------
  From net realized gains
    Class A.................................................              --                 --
    Class D.................................................              --                 --
                                                                 -----------        -----------
                                                                          --                 --
                                                                 -----------        -----------
  Change in net assets resulting from dividends and
    distributions to shareholders...........................        (839,767)        (2,077,203)
                                                                 -----------        -----------
Capital Share Transactions:
  Proceeds from sales of shares
    Class A.................................................       1,227,463          6,683,254
    Class D.................................................          32,333             84,695
                                                                 -----------        -----------
                                                                   1,259,796          6,767,949
                                                                 -----------        -----------
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions:
    Class A.................................................         761,062          1,821,515
    Class D.................................................          22,084             67,648
                                                                 -----------        -----------
                                                                     783,146          1,889,163
                                                                 -----------        -----------
  Net asset value of shares redeemed:
    Class A.................................................     (10,213,876)       (12,379,107)
    Class D.................................................        (776,198)          (152,695)
                                                                 -----------        -----------
                                                                 (10,990,074)       (12,531,802)
                                                                 -----------        -----------
  Change in net assets from capital share transactions......      (8,947,132)        (3,874,690)
                                                                 -----------        -----------
Total change in net assets..................................      (8,161,096)        (4,411,182)
Net Assets:
  Beginning of Year.........................................      33,925,964         38,337,146
                                                                 -----------        -----------
  End of Year...............................................     $25,764,868        $33,925,964
                                                                 ===========        ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Changes in Net Assets (continued)

                                                     GLOBAL EQUITY                           SMALL CAP
                                          -----------------------------------   -----------------------------------
                                           SIX MONTHS ENDED                      SIX MONTHS ENDED
                                          SEPTEMBER 30, 1997     YEAR ENDED     SEPTEMBER 30, 1997     YEAR ENDED
                                             (UNAUDITED)       MARCH 31, 1997      (UNAUDITED)       MARCH 31, 1997
                                          ------------------   --------------   ------------------   --------------
Operations:
  Net investment income/(loss)..........     $    (7,261)       $  (103,754)       $    (75,779)      $  (363,908)
  Net realized gain/(loss) on
    investments and foreign currency
    transactions........................       1,518,446          1,450,841           6,956,078         3,281,474
  Net unrealized
    appreciation/(depreciation)
    of investments and foreign currency
    translation.........................       2,616,635            328,576          35,811,897         1,691,183
                                             -----------        -----------        ------------       -----------
Net increase in net assets resulting
  from operations.......................       4,127,820          1,675,663          42,692,196         4,608,749
                                             -----------        -----------        ------------       -----------
Dividends and Distributions to
  Shareholders:
  From net investment income
    Class A.............................              --                 --                  --                --
    Class D.............................              --                 --                  --                --
                                             -----------        -----------        ------------       -----------
                                                      --                 --                  --                --
                                             -----------        -----------        ------------       -----------
  From net realized gains
    Class A.............................              --           (538,288)                 --        (2,245,054)
    Class D.............................              --           (124,560)                 --          (589,117)
                                             -----------        -----------        ------------       -----------
                                                      --           (662,848)                 --        (2,834,171)
                                             -----------        -----------        ------------       -----------
  Change in net assets resulting from
    dividends and distributions to
    shareholders........................              --           (662,848)                 --        (2,834,171)
                                             -----------        -----------        ------------       -----------
Capital Share Transactions:
  Proceeds from sales of shares
    Class A.............................         937,607          2,936,685          20,580,092        44,903,590
    Class D.............................         102,014            314,954           5,911,661        13,740,847
                                             -----------        -----------        ------------       -----------
                                               1,039,621          3,251,639          26,492,453        58,644,437
                                             -----------        -----------        ------------       -----------
  Net asset value of shares issued to
    shareholders in reinvestment of
    dividends and distributions:
    Class A.............................              --            430,207                  --         1,996,351
    Class D.............................              --            124,562                  --           587,122
                                             -----------        -----------        ------------       -----------
                                                      --            554,769                  --         2,583,473
                                             -----------        -----------        ------------       -----------
  Net asset value of shares redeemed:
    Class A.............................      (8,032,745)          (555,272)         (5,385,088)       (4,643,523)
    Class D.............................        (501,186)           (99,859)           (913,379)       (1,216,361)
                                             -----------        -----------        ------------       -----------
                                              (8,533,931)          (655,131)         (6,298,457)       (5,859,884)
                                             -----------        -----------        ------------       -----------
  Change in net assets from capital
    share transactions..................      (7,494,310)         3,151,277          20,352,763        55,368,026
                                             -----------        -----------        ------------       -----------
Total change in net assets..............      (3,366,490)         4,164,092          62,886,192        57,142,604
Net Assets:
  Beginning of Year.....................      22,486,223         18,322,131          94,879,883        37,737,279
                                             -----------        -----------        ------------       -----------
  End of Year...........................     $19,119,733        $22,486,223        $157,766,075       $94,879,883
                                             ===========        ===========        ============       ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Changes in Net Assets (continued)

                                                APPRECIATION                                GROWTH
                                     -----------------------------------   ----------------------------------------
                                                                                                 JANUARY 28, 1997
                                      SIX MONTHS ENDED                      SIX MONTHS ENDED     (COMMENCEMENT OF
                                     SEPTEMBER 30, 1997     YEAR ENDED     SEPTEMBER 30, 1997   OPERATIONS) THROUGH
                                        (UNAUDITED)       MARCH 31, 1997      (UNAUDITED)         MARCH 31, 1997
                                     ------------------   --------------   ------------------   -------------------
Operations:
  Net investment income/(loss).....     $    (43,400)      $  (143,046)       $   (17,480)          $      511
  Net realized gain/(loss) on
    investments and foreign
    currency transactions..........        8,824,467         3,760,548            803,667              (25,751)
  Net unrealized
    appreciation/(depreciation) of
    investments and foreign
    currency translation...........        8,201,372           751,608          3,049,985             (127,411)
                                        ------------       -----------        -----------           ----------
Net increase/(decrease) in net
  assets resulting from
  operations.......................       16,982,439         4,369,110          3,836,172             (152,651)
                                        ------------       -----------        -----------           ----------
Dividends and Distributions to
  Shareholders:
  From net investment income
    Class A........................               --                --                 --                   --
    Class D........................               --                --                 --                   --
                                        ------------       -----------        -----------           ----------
                                                  --                --                 --                   --
                                        ------------       -----------        -----------           ----------
  From net realized gains
    Class A........................               --        (2,410,033)                --                   --
    Class D........................               --          (183,443)                --                   --
                                        ------------       -----------        -----------           ----------
                                                  --        (2,593,476)                --                   --
                                        ------------       -----------        -----------           ----------
  Change in net assets resulting
    from dividends and
    distributions to
    shareholders...................               --        (2,593,476)                --                   --
                                        ------------       -----------        -----------           ----------
Capital Share Transactions:
  Proceeds from sales of shares
    Class A........................        4,593,700        17,929,334          7,648,504            2,970,948
    Class D........................        1,129,935         1,473,420          2,980,145            1,359,717
                                        ------------       -----------        -----------           ----------
                                           5,723,635        19,402,754         10,628,649            4,330,665
                                        ------------       -----------        -----------           ----------
  Net asset value of shares issued
    to shareholders in reinvestment
    of dividends and distributions:
    Class A........................               --         2,230,880                 --                   --
    Class D........................               --           181,288                 --                   --
                                        ------------       -----------        -----------           ----------
                                                  --         2,412,168                 --                   --
                                        ------------       -----------        -----------           ----------
  Net asset value of shares
    redeemed:
    Class A........................      (20,258,677)       (2,602,856)          (230,248)             (17,776)
    Class D........................         (525,313)         (209,187)           (70,412)              (4,788)
                                        ------------       -----------        -----------           ----------
                                         (20,783,990)       (2,812,043)          (300,660)             (22,564)
                                        ------------       -----------        -----------           ----------
  Change in net assets from capital
    share transactions.............      (15,060,355)       19,002,879         10,327,989            4,308,101
                                        ------------       -----------        -----------           ----------
Total change in net assets.........        1,926,048        20,778,513         14,164,161            4,155,450
Net Assets:
  Beginning of Year................       48,821,306        28,042,793          4,155,550                  100
                                        ------------       -----------        -----------           ----------
  End of Year......................     $ 50,747,354       $48,821,306        $18,319,711           $4,155,550
                                        ============       ===========        ===========           ==========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Changes in Net Assets (continued)

                                                                     VALUE
                                                              -------------------
                                                                  MAY 7, 1997
                                                               (COMMENCEMENT OF
                                                              OPERATIONS) THROUGH
                                                                 SEPTEMBER 30,
                                                                     1997
                                                                  (UNAUDITED)
                                                              -------------------
Operations:
  Net investment income/(loss)..............................      $    15,066
  Net realized gain/(loss) on investments...................            8,281
  Net unrealized appreciation/(depreciation) on
     investments............................................          964,134
                                                                  -----------
Net increase in net assets resulting from operations........          987,481
                                                                  -----------
Dividends and Distributions to Shareholders:
  From net investment income
     Class A................................................               --
     Class D................................................               --
                                                                  -----------
                                                                           --
                                                                  -----------
  From net realized gains
     Class A................................................               --
     Class D................................................               --
                                                                  -----------
                                                                           --
                                                                  -----------
  Change in net assets resulting from dividends and
     distributions to shareholders..........................               --
                                                                  -----------
Capital Share Transactions:
  Proceeds from sales of shares
     Class A................................................        8,584,946
     Class D................................................        1,669,774
                                                                  -----------
                                                                   10,254,720
                                                                  -----------
  Net asset value of shares issued to shareholders in
     reinvestment of dividends and distributions:
     Class A................................................               --
     Class D................................................               --
                                                                  -----------
                                                                           --
                                                                  -----------
  Net asset value of shares redeemed:
     Class A................................................             (220)
     Class D................................................             (375)
                                                                  -----------
                                                                         (595)
                                                                  -----------
  Change in net assets from capital share transactions......       10,254,125
                                                                  -----------
Total change in net assets..................................       11,241,606
Net Assets:
  Beginning of Period.......................................               --
                                                                  -----------
  End of Period.............................................      $11,241,606
                                                                  ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements -- September 30, 1997 (unaudited)

     1. DESCRIPTION. ESC Strategic Funds, Inc. (The "Company") was incorporated in Maryland on November 24, 1993. The Company currently comprises six portfolios, ESC Strategic Income Fund (commencement date May 4, 1994), ESC Strategic Global Equity Fund (commencement date May 12, 1994), ESC Strategic Small Cap Fund (commencement date June 8, 1994), ESC Strategic Appreciation Fund (commencement date July 6, 1994), ESC Strategic Growth Fund (commencement date January 28, 1997), and ESC Strategic Value Fund (commencement date May 7,
1997)(collectively the "Funds"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund, with the exception of ESC Strategic Small Cap Fund, and ESC Strategic Value Fund, operates as a diversified fund. ESC Strategic Small Cap Fund, and ESC Strategic Value Fund, operate as non-diversified funds. The Company's Articles of Incorporation authorize the issuance of two classes of common stock designated as Class A and Class D for each Fund. Class A shares are offered with a maximum front-end sales charge of 4.50% which may be reduced or waived in certain cases. Class A shares are also subject to a Service and Distribution Fee calculated at an annual rate of up to 0.25% of the average daily net asset value of Class A shares. Class D shares are offered with a front-end sales charge of 1.50% and are subject to a Service and Distribution Fee at an annual rate of up to 0.75% based on the average daily net asset value of Class D shares. The Company's Board of Directors may, in the future, authorize the issuance of additional classes of capital stock for the Funds.

     The Funds' investment objectives are as follows:

          ESC Strategic Income Fund -- a high level of current income, with a secondary objective of total return.

          ESC Strategic Global Equity Fund -- long-term capital appreciation.

          ESC Strategic Small Cap Fund -- high level of capital appreciation.

          ESC Strategic Appreciation Fund -- long-term capital appreciation.

          ESC Strategic Growth Fund -- high level of capital appreciation.

          ESC Strategic Value Fund -- long-term capital appreciation.

     2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds:

          A. Portfolio Valuation. Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange or the NASDAQ National Market System on which such securities are primarily traded or, if there are no trades, at the current bid price, as of 4:15 p.m. eastern time. Over-the-counter securities, or securities for which there were no transactions, are valued at the closing bid price, except for open short positions, when the asked price is used. Bid price is used when no asked price is available. Bonds and other fixed income securities are valued by using market quotations, and may be valued on the basis of prices provided by a pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Short-term securities which mature in 60 days or less are valued at amortized cost, if their terms to maturity at purchase were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

          B. Securities transactions and investment income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, is accrued daily as earned.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1997 (unaudited)

          C.  Dividend and Capital Gain Distributions to
     Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

          Permanent book/tax differences are primarily attributable to non-deductible organization costs, foreign exchange gains/losses and net operating losses.

          D. Federal income taxes. It is the policy of each of the Funds to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable and tax-exempt income for the fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for taxes is recorded.

          E. Organizational expenses. Costs incurred in connection with the organization and initial registration of the Funds, with the exception of the Growth Fund and Value Fund have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of the Funds are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

          F. Determination of net asset value and calculation of expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses of the Company are allocated proportionately among the Funds in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

          G. Foreign exchange transactions. The books and records of the Funds are maintained in U.S. dollars; non-U.S. dollar denominated amounts are translated into U.S. dollars as follows with the resultant exchange gains and losses recorded in the Statement of Operations:

             (i) market value of investment securities and other assets and liabilities: at the exchange rate on the valuation date,

             (ii) purchases and sales of investment securities, income and expenses: at the exchange rate prevailing on the respective date of such transactions.

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities at period end. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

          Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, currency gains and losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1997 (unaudited)

     U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, other than investments in securities at period end, resulting from changes in the foreign exchange rate.

          H. Forward foreign exchange contracts. A forward foreign exchange contract is a commitment to buy or sell a foreign currency at a future date at a negotiated exchange rate. The Funds bear the market risk which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains on foreign exchange transactions.

          I. Use of estimates. Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared in accordance with generally accepted accounting principles. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     3. INVESTMENT ADVISORY AND ADMINISTRATION CONTRACTS AND DISTRIBUTION AGREEMENT. The Company has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Equitable Securities Corporation ("ESC"or the "Adviser"). The Investment Advisory Agreement provides for the Adviser to be paid a fee calculated and accrued daily and paid monthly at the annual rates of 1.25% of average daily net assets for ESC Strategic Growth Fund, and ESC Strategic Value Fund, and 1.00% of such net assets for each of the other Funds. The Adviser provides portfolio management supervision and certain administrative, clerical and bookkeeping services for the Company. The Adviser has entered into agreements with various portfolio managers (the "Managers") to provide portfolio management services for the Funds. Equitable Asset Management, a wholly-owned subsidiary of the Adviser, provides portfolio management services for Small Cap, Growth, and Value Funds and approximately one-third of the assets of the Appreciation Fund. The Adviser has retained various other Managers to advise the Global Equity Fund, Income Fund and the remaining assets of the Appreciation Fund. Any fees payable under these agreements with the Managers are paid by the Adviser. For the six months ended September 30, 1997 and the period from May 7, 1997 (commencement of operations) through September 30, 1997, the Adviser voluntarily waived fees of $58,185 and $33,488, for the Growth Fund and Value Fund, respectively.

     BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services ("BISYS Fund Services") and BISYS Fund Services, Inc. ("BISYS") are each a wholly-owned subsidiary of the BISYS Group, Inc. BISYS Fund Services provides the Funds with administration services, subject to the supervision of the Company's Board of Directors and officers pursuant to the administration agreement (the "Administration Agreement"). The services under the Administration Agreement included day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Funds' arrangement with their custodian and assistance in the preparation of the Company's Registration Statement under federal and state laws. Pursuant to the Administration Agreement, BISYS Fund Services is entitled to a fee calculated and accrued daily and paid monthly at the annual rate of 0.15% of the average daily net assets of the Funds.

     BISYS serves as transfer agent and fund accountant for the Company. Pursuant to a Transfer Agent Agreement between the Funds and BISYS, BISYS provided the Funds with transfer and dividend and capital gain disbursing agent services, for which it receives a fee of $15.00 per account per year subject to a required minimum fee of $10,000 for each Fund, plus out-of-pocket expenses. Pursuant to the Fund Accounting Agreement between the Funds and BISYS, BISYS assists the Funds in calculating net asset values and provided certain other account services for each Fund for an annual fee of $30,000 per Fund plus out-of-pocket expenses.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1997 (unaudited)

     For the six months ended September 30, 1997, and for the period from May 7, 1997 (commencement of operations) through September 30, 1997 for the Value Fund, BISYS Fund Services and BISYS were entitled to the following fees excluding out-of-pocket expenses:

                                                        TRANSFER
                                       ADMINISTRATION    AGENCY    ACCOUNTING
                                       --------------   --------   ----------
Income...............................     $23,316       $ 8,506     $19,967
Global Equity........................      16,075         9,342      26,231
Small Cap............................      92,208        36,933      17,603
Appreciation.........................      40,896        11,532      21,818
Growth...............................       6,982         6,045      15,603
Value................................       4,018         2,104      11,927

     For the six months ended September 30, 1997, BISYS Fund Services voluntarily waived administration fees of $6,982 and $4,018 for the Growth Fund and the Value Fund, respectively.

     ESC has voluntarily agreed to reimburse the Funds to the extent that their ratios of expenses to average net assets exceed certain percentages as follows:
Appreciation -- 2.00% (Class A), 2.50% (Class D); Global Equity -- 2.50% (Class
A), 3.00% (Class D); Small Cap -- 2.00% (Class A), 2.50% (Class D);
Income -- 2.00% (Class A), 2.50% (Class D), Growth -- 2.00% (Class A), 2.50%
(Class D), and Value -- 2.00% (Class A), 2.50% (Class D). Accordingly, no reimbursements were necessary for the Funds for the six months ended September 30, 1997.

     The Company has entered into a distribution agreement (the "Distribution Agreement") with ESC. Under the Distribution Agreement, ESC as agent for the Funds, agrees to use its best efforts as sole distributor of the Funds' shares. Under the Plan of Distribution, Class A shares will pay the Distributor a fee at an annual rate up to 0.25% of the value of average daily net assets of Class A shares in return for financing certain distribution and shareholder service activities related to Class A shares. The Plans provide that Class D shares will pay the Distributor amounts up to an annual rate up to 0.75% of the average daily net assets of Class D shares to finance certain distribution and shareholder services activities related to Class D shares.

     During the six months ended September 30, 1997, the Global Equity, Small Cap, Appreciation, and Growth Funds paid brokerage commissions of $2,808, $6,888, $15,405, and $140 to Equitable Securities, a subsidiary of the Adviser's subsidiary, Equitable Trust Company.

     4. PURCHASE AND SALES TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the period ended September 30, 1997 were as follows:

                                   COMMON STOCKS            U.S. GOVERNMENT
                                AND CORPORATE BONDS           OBLIGATIONS
                             -------------------------   ----------------------
                              PURCHASES       SALES      PURCHASES     SALES
                             -----------   -----------   ---------   ----------
Income.....................  $15,856,877   $18,493,769   $994,375    $2,881,842
Global Equity..............    9,726,296    16,210,602          0             0
Small Cap..................   53,886,476    39,077,410          0             0
Appreciation...............   19,113,790    35,908,412          0             0
Growth.....................   16,396,740     5,760,818          0             0
Value(a)...................    7,110,399       276,446          0             0

(a) For the period from May 7, 1997 (commencement of operations) through September 30, 1997.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1997 (unaudited)

     B. FEDERAL INCOME TAX BASIS. Cost for book and federal income tax purposes were substantially the same as of September 30, 1997. Gross unrealized appreciation and depreciation on investment securities at September 30, 1997, based on cost for Federal income tax purposes is as follows:

                                         GROSS          GROSS           NET
                                       UNREALIZED     UNREALIZED     UNREALIZED
                                      APPRECIATION   DEPRECIATION   APPRECIATION
                                      ------------   ------------   ------------
Income..............................  $    879,746    $ (71,923)    $   807,823
Global Equity.......................     4,590,226     (290,988)      4,299,238
Small Cap...........................    44,860,534     (465,351)     44,395,183
Appreciation........................    13,792,499     (682,522)     13,109,977
Growth..............................     3,114,138     (191,564)      2,922,574
Value...............................     1,046,264      (82,130)        964,134

     5. CAPITAL SHARE TRANSACTIONS. The Company is authorized to issue 650 million shares of capital stock with a par value of $0.001 each. Transactions in shares of the Funds for the six months ended September 30, 1997, and the year ended March 31, 1997, were as follows:

                                                    SIX MONTHS ENDED SEPTEMBER 30, 1997
                                   ----------------------------------------------------------------------
                                                 GLOBAL
                                     INCOME      EQUITY     SMALL CAP   APPRECIATION   GROWTH    VALUE(A)
                                   ----------   ---------   ---------   ------------   -------   --------
CLASS A
Beginning Balance................   3,339,466   1,568,551   4,129,592     3,190,643    295,961         0
                                   ----------   ---------   ---------    ----------    -------   -------
Shares sold......................     124,529      75,497   1,029,535       282,598    623,783   839,229
Shares issued in reinvestment of
  dividends......................      77,415           0          (9)            0          0         0
Shares redeemed..................  (1,031,410)   (612,892)   (266,528)   (1,143,536)   (19,130)      (20)
                                   ----------   ---------   ---------    ----------    -------   -------
Net increase/(decrease) in
  shares.........................    (829,466)   (537,395)    762,998      (860,938)   604,653   839,209
                                   ----------   ---------   ---------    ----------    -------   -------
Ending Balance...................   2,510,000   1,031,156   4,892,590     2,329,705    900,614   839,209
                                   ==========   =========   =========    ==========    =======   =======
CLASS D
Beginning Balance................     145,898     366,560   1,290,948       292,678    135,392         0
                                   ----------   ---------   ---------    ----------    -------   -------
Shares sold......................       3,266       8,357     311,979        68,623    247,350   160,985
Shares issued in reinvestment of
  dividends......................       2,252           0          (7)            0          0         0
Shares redeemed..................     (79,084)    (37,775)    (47,629)      (36,825)    (5,887)      (35)
                                   ----------   ---------   ---------    ----------    -------   -------
Net increase/(decrease) in
  shares.........................     (73,566)    (29,418)    264,343        31,798    241,463   160,950
                                   ----------   ---------   ---------    ----------    -------   -------
Ending Balance...................      72,332     337,142   1,555,291       324,476    376,855   160,950
                                   ==========   =========   =========    ==========    =======   =======

(a) For the period from May 7, 1997 (commencement of operations) through September 30, 1997.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1997 (unaudited)

                                                            YEAR ENDED MARCH 31, 1997
                                          -------------------------------------------------------------
                                                        GLOBAL
                                            INCOME      EQUITY     SMALL CAP   APPRECIATION   GROWTH(B)
                                          ----------   ---------   ---------   ------------   ---------
CLASS A
Beginning Balance.......................   3,730,042   1,321,204   1,816,310     1,963,842          10
                                          ----------   ---------   ---------    ----------     -------
Shares sold.............................     676,705     258,134   2,460,003     1,249,192     297,773
Shares issued in reinvestment of net
  investment income and capital gain
  distributions.........................     184,080      37,151     109,931       154,922           0
Shares redeemed.........................  (1,251,361)    (47,938)   (256,652)     (177,313)     (1,822)
                                          ----------   ---------   ---------    ----------     -------
Net increase/(decrease) in shares.......    (390,576)    247,347   2,313,282     1,226,801     295,951
                                          ----------   ---------   ---------    ----------     -------
Ending Balance..........................   3,339,466   1,568,551   4,129,592     3,190,643     295,961
                                          ==========   =========   =========    ==========     =======
CLASS D
Beginning Balance.......................     145,876     336,540     564,447       192,247           0
                                          ----------   ---------   ---------    ----------     -------
Shares sold.............................       8,550      27,967     762,148       102,108     135,884
Shares issued in reinvestment of net
  investment income and capital gain
  distributions.........................       6,828      10,917      32,655        12,722           0
Shares redeemed.........................     (15,356)     (8,864)    (68,302)      (14,399)       (492)
                                          ----------   ---------   ---------    ----------     -------
Net increase in shares..................          22      30,020     726,501       100,431     135,392
                                          ----------   ---------   ---------    ----------     -------
Ending Balance..........................     145,898     366,560   1,290,948       292,678     135,392
                                          ==========   =========   =========    ==========     =======

(b) For the period from January 28, 1997 (commencement of operations) through March 31, 1997.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1997 (unaudited)

     6. MULTIPLE MANAGER STRATEGY. The Adviser uses the Multiple Manager Strategy for certain of the Funds from time to time. Under this strategy, the Adviser allocates portions of a Fund's assets among multiple specialist Managers with dissimilar investment styles and security selection disciplines. The Adviser monitors the performance both of the total Fund portfolio and of each Manager and will reallocate Fund assets among individual Managers, or recommend to the Company that it employ or terminate particular Managers, to the extent the Adviser deems appropriate to achieve the overall objectives of the particular Fund.

     The Managers are as follows:

        ESC Strategic Income Fund -- Llama Asset Management Company, L.P.;
           Cincinnati Assert Management, Inc. and Murray Johnstone International Limited.

        ESC Strategic Global Equity Fund -- GlobeFlex Capital, L.P. and Murray
           Johnstone International Limited.

        ESC Strategic Small Cap Fund -- Equitable Asset Management, Inc.

        ESC Strategic Appreciation Fund -- GlobeFlex Capital, L.P.; Brandes
           Investment Partners, Inc., Scott & Stringfellow Capital Management, Inc. And Equitable Asset Management, Inc.

        ESC Strategic Growth Fund -- Equitable Asset Management, Inc.

        ESC Strategic Value Fund -- Equitable Asset Management, Inc.

     Equitable Asset Management, Inc. is an affiliate of the Adviser.

     7. OFF-BALANCE SHEET RISK. The Funds may invest in various financial instruments with off-balance sheet risk. These financial instruments include taking positions in foreign currency contracts. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of the day's trading. When the forward contract is closed, the Fund records a realized gain or loss between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund's enter into such contracts for the purpose of hedging exposure to change in foreign currency exchange rates on their portfolio holdings. A lack of correlation between the price of the security and the underlying contract could result in a loss to the Funds.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1997

                                                                      INCOME
                         ------------------------------------------------------------------------------------------------
                                                 CLASS A                                          CLASS D
                         -------------------------------------------------------   --------------------------------------
                                                                   MAY 4, 1994
                          SIX MONTHS                              (COMMENCEMENT     SIX MONTHS
                             ENDED          YEAR        YEAR      OF OPERATIONS)       ENDED          YEAR        YEAR
                         SEPTEMBER 30,      ENDED       ENDED        THROUGH       SEPTEMBER 30,      ENDED       ENDED
                             1997         MARCH 31,   MARCH 31,     MARCH 31,          1997         MARCH 31,   MARCH 31,
                          (UNAUDITED)       1997        1996           1995         (UNAUDITED)       1997        1996
                         -------------    ---------   ---------   --------------   -------------    ---------   ---------
Net Asset Value,
  Beginning of
  Period...............     $  9.73        $  9.89     $  9.94        $ 10.00         $  9.73        $ 9.89      $ 9.94
                            -------        -------     -------        -------         -------        ------      ------
Income from Investment
  Operations:
  Net investment
    income.............        0.33           0.60        0.59           0.55            0.37          0.50        0.54
  Net realized and
    unrealized
    gain/(loss) on
    investments and
    foreign currency
    transactions.......        0.19          (0.16)       0.16          (0.05)           0.12         (0.16)       0.16
                            -------        -------     -------        -------         -------        ------      ------
  Total from investment
    operations.........        0.52           0.44        0.75           0.50            0.49          0.34        0.70
                            -------        -------     -------        -------         -------        ------      ------
Less Dividends and
  Distributions:
  From net investment
    income.............       (0.27)         (0.60)      (0.59)         (0.01)          (0.24)        (0.50)      (0.54)
  From realized
    gains..............        0.00           0.00       (0.21)         (0.55)           0.00          0.00       (0.21)
                            -------        -------     -------        -------         -------        ------      ------
Total distributions....       (0.27)         (0.60)      (0.80)         (0.56)          (0.24)        (0.50)      (0.75)
                            -------        -------     -------        -------         -------        ------      ------
Net Asset Value, End of
  Period...............     $  9.98        $  9.73     $  9.89        $  9.94         $  9.98        $ 9.73      $ 9.89
                            =======        =======     =======        =======         =======        ======      ======
Total Return (excludes
  sales charge)........        5.38%(a)       3.91%       7.67%          5.30%           5.12%(a)      3.39%       7.11%
Net Assets End of
  Period
  (in thousands).......     $25,043        $32,506     $36,891        $32,373         $   722        $1,420      $1,446
Ratios to Average Net Assets of:
  Net investment
    income.............        5.42%(b)       5.49%       5.87%          6.29%(b)        4.95%(b)      4.99%       5.37%
  Expenses net of
    waivers/
    reimbursements and
    expenses paid by
    third parties......        1.74%(b)       1.65%       1.70%          1.85%(b)        2.24%(b)      2.15%       2.20%
  Expenses before
    waivers/
    reimbursements and
    expenses paid by
    third parties......        1.74%(b)       1.70%       1.75%          1.86%(b)        2.24%(b)      2.21%       2.25%
Portfolio Turnover
  Rate.................       62.51%           123%        138%            92%          62.51%          123%        138%

                             INCOME
                         --------------
                            CLASS D
                         --------------
                          MAY 4, 1994
                         (COMMENCEMENT
                         OF OPERATIONS)
                            THROUGH
                           MARCH 31,
                              1995
                         --------------
Net Asset Value,
  Beginning of
  Period...............      $10.00
                             ------
Income from Investment
  Operations:
  Net investment
    income.............        0.50
  Net realized and
    unrealized
    gain/(loss) on
    investments and
    foreign currency
    transactions.......       (0.05)
                             ------
  Total from investment
    operations.........        0.45
                             ------
Less Dividends and
  Distributions:
  From net investment
    income.............       (0.01)
  From realized
    gains..............       (0.50)
                             ------
Total distributions....       (0.51)
                             ------
Net Asset Value, End of
  Period...............      $ 9.94
                             ======
Total Return (excludes
  sales charge)........        4.74%(b)
Net Assets End of
  Period
  (in thousands).......      $1,241
Ratios to Average Net A
  Net investment
    income.............        5.73%(b)
  Expenses net of
    waivers/
    reimbursements and
    expenses paid by
    third parties......        2.29%(b)
  Expenses before
    waivers/
    reimbursements and
    expenses paid by
    third parties......        2.31%(b)
Portfolio Turnover
  Rate.................          92%

(a) Not annualized.

(b) Annualized.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1997

                                                                  GLOBAL EQUITY
                         ------------------------------------------------------------------------------------------------
                                                 CLASS A                                          CLASS D
                         -------------------------------------------------------   --------------------------------------
                                                                   MAY 12, 1994
                          SIX MONTHS                              (COMMENCEMENT     SIX MONTHS
                             ENDED          YEAR        YEAR      OF OPERATIONS)       ENDED          YEAR        YEAR
                         SEPTEMBER 30,      ENDED       ENDED        THROUGH       SEPTEMBER 30,      ENDED       ENDED
                             1997         MARCH 31,   MARCH 31,     MARCH 31,          1997         MARCH 31,   MARCH 31,
                          (UNAUDITED)       1997        1996           1995         (UNAUDITED)       1997        1996
                         -------------    ---------   ---------   --------------   -------------    ---------   ---------
Net Asset Value,
  Beginning
  of Period............     $ 11.66        $ 11.08     $  9.90        $10.00          $ 11.47        $ 10.95     $ 9.82
                            -------        -------     -------        ------          -------        -------     ------
Income from Investment
  Operations:
  Net investment income
    (loss).............        0.01          (0.04)      (0.04)        (0.05)           (0.05)         (0.10)     (0.09)
  Net realized and
    unrealized
    gain/(loss) on
    investments and
    foreign currency
    transactions.......        2.36           0.97        1.46         (0.03)            2.39           0.97       1.46
                            -------        -------     -------        ------          -------        -------     ------
  Total from investment
    operations.........        2.37           0.93        1.42         (0.08)            2.34           0.87       1.37
                            -------        -------     -------        ------          -------        -------     ------
Less Dividends and
  Distributions:
  From net investment
    income.............        0.00           0.00        0.00          0.00             0.00           0.00       0.00
  From realized
    gains..............        0.00          (0.35)      (0.24)        (0.02)*           0.00          (0.35)     (0.24)
                            -------        -------     -------        ------          -------        -------     ------
Total distributions....        0.00          (0.35)      (0.24)        (0.02)            0.00          (0.35)     (0.24)
                            -------        -------     -------        ------          -------        -------     ------
Net Asset Value, End of
  Period...............     $ 14.03        $ 11.66     $ 11.08        $ 9.90          $ 13.81        $ 11.47     $10.95
                            =======        =======     =======        ======          =======        =======     ======
Total Return (excludes
  sales charge)........       20.43%(a)       8.44%      14.41%        (0.84)%           20.51%(a)      7.99%     14.01%
Net Assets End of
  Period
  (in thousands).......     $14,463        $18,282     $14,597        $9,213          $ 4,656        $ 4,204     $3,725
Ratios to Average Net Assets of:
  Net investment income
    (loss).............         0.08%(b)     (0.40)%     (0.36)%        (0.65)%(b)       (0.65)%(b)    (0.90)%     (0.83)%
  Expenses net of
    waivers/
    reimbursements and
    expenses paid by
    third parties......        2.40%(b)       2.25%       2.37%         2.50%(b)         2.90%(b)       2.78%      2.87%
  Expenses before
    waivers/
    reimbursements and
    expenses paid by
    third parties......        2.40%(b)       2.25%       2.43%         3.22%(b)         2.90%(b)       2.79%      2.96%
Portfolio Turnover
  Rate.................       49.99%            94%         92%           76%           49.99%            94%        92%
Average Commission per
  Share................     $0.0297        $0.0201          --            --          $0.0297        $0.0201         --

                         GLOBAL EQUITY
                         --------------
                            CLASS D
                         --------------
                          MAY 12, 1994
                         (COMMENCEMENT
                         OF OPERATIONS)
                            THROUGH
                           MARCH 31,
                              1995
                         --------------
Net Asset Value,
  Beginning
  of Period............      $10.00
                             ------
Income from Investment
  Operations:
  Net investment income
    (loss).............       (0.07)
  Net realized and
    unrealized
    gain/(loss) on
    investments and
    foreign currency
    transactions.......       (0.10)
                             ------
  Total from investment
    operations.........       (0.17)
                             ------
Less Dividends and
  Distributions:
  From net investment
    income.............        0.00
  From realized
    gains..............       (0.01)*
                             ------
Total distributions....       (0.01)
                             ------
Net Asset Value, End of
  Period...............      $ 9.82
                             ======
Total Return (excludes
  sales charge)........       (1.72)%
Net Assets End of
  Period
  (in thousands).......      $3,322
Ratios to Average Net A
  Net investment income
    (loss).............           (1.51)%(b)
  Expenses net of
    waivers/
    reimbursements and
    expenses paid by
    third parties......        2.98%(b)
  Expenses before
    waivers/
    reimbursements and
    expenses paid by
    third parties......        3.69%(b)
Portfolio Turnover
  Rate.................          76%
Average Commission per
  Share................          --

* Represents distribution in excess of net investment income.

(a) Not annualized.

(b) Annualized.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1997

                                                                  SMALL CAP
                       ------------------------------------------------------------------------------------------------
                                               CLASS A                                          CLASS D
                       -------------------------------------------------------   --------------------------------------
                                                                 JUNE 8, 1994
                        SIX MONTHS                              (COMMENCEMENT     SIX MONTHS
                           ENDED          YEAR        YEAR      OF OPERATIONS)       ENDED          YEAR        YEAR
                       SEPTEMBER 30,      ENDED       ENDED        THROUGH       SEPTEMBER 30,      ENDED       ENDED
                           1997         MARCH 31,   MARCH 31,     MARCH 31,          1997         MARCH 31,   MARCH 31,
                        (UNAUDITED)       1997        1996           1995         (UNAUDITED)       1997        1996
                       -------------    ---------   ---------   --------------   -------------    ---------   ---------
Net Asset Value,
  Beginning
  of Period..........    $  17.55        $ 15.88     $ 11.25        $ 10.00         $ 17.35        $ 15.76     $11.22
                         --------        -------     -------        -------         -------        -------     ------
Income from
  Investment
  Operations:
  Net investment
    income (loss)....        0.01          (0.05)      (0.08)         (0.03)          (0.03)         (0.11)     (0.16)
  Net realized and
    unrealized gains
    on investments...        6.97           2.46        5.19           1.52            6.95           2.44       5.18
                         --------        -------     -------        -------         -------        -------     ------
  Total from
    investment
    operations.......        6.98           2.41        5.11           1.49            6.92           2.33       5.02
                         --------        -------     -------        -------         -------        -------     ------
Less Dividends and
  Distributions:
  From net investment
    income...........        0.00           0.00        0.00          (0.24)           0.00           0.00       0.00
  From realized
    gains............        0.00          (0.74)      (0.48)          0.00            0.00          (0.74)     (0.48)
                         --------        -------     -------        -------         -------        -------     ------
Total
  distributions......        0.00          (0.74)      (0.48)         (0.24)           0.00          (0.74)     (0.48)
                         --------        -------     -------        -------         -------        -------     ------
Net Asset Value, End
  of
  Period.............    $  24.53        $ 17.55     $ 15.88        $ 11.25         $ 24.27        $ 17.35     $15.76
                         ========        =======     =======        =======         =======        =======     ======
Total Return
  (excludes sales
  charge)............       39.77%(a)      14.99%      45.88%         15.03%          39.88%(a)      14.59%     45.19%
Net Assets End of
  Period
  (in thousands).....    $120,018        $72,488     $28,840        $ 8,785         $37,748        $22,392     $8,897
Ratios to Average Net
  Assets of:
  Net investment
    loss.............          0.00%(b)    (0.44)%     (0.80)%        (0.43)%(b)      (0.50)%(b)     (0.96)%     (1.30)%
  Expenses net of
    waivers/
    reimbursements
    and expenses paid
    by third
    parties..........          1.59%(b)     1.66%       2.00%          2.00%(b)         2.11%(b)      2.19%       2.50%
  Expenses before
    waivers/
    reimbursements
    and expenses paid
    by third
    parties..........        1.59%(b)       1.74%       2.18%          3.28%(b)        2.11%(b)       2.29%      2.74%
Portfolio Turnover
  Rate...............       45.67%            65%        102%           151%          45.67%            65%       102%
Average Commission
  per
  Share..............    $ 0.0642        $0.0634          --             --         $0.0642        $0.0634         --

                         SMALL CAP
                       --------------
                          CLASS D
                       --------------
                        JUNE 8, 1994
                       (COMMENCEMENT
                       OF OPERATIONS)
                          THROUGH
                         MARCH 31,
                            1995
                       --------------
Net Asset Value,
  Beginning
  of Period..........      $10.00
                           ------
Income from
  Investment
  Operations:
  Net investment
    income (loss)....       (0.05)
  Net realized and
    unrealized gains
    on investments...        1.51
                           ------
  Total from
    investment
    operations.......        1.46
                           ------
Less Dividends and
  Distributions:
  From net investment
    income...........       (0.24)
  From realized
    gains............        0.00
                           ------
Total
  distributions......       (0.24)
                           ------
Net Asset Value, End
  of
  Period.............      $11.22
                           ======
Total Return
  (excludes sales
  charge)............       14.72%
Net Assets End of
  Period
  (in thousands).....      $3,367
Ratios to Average Net
  Assets of:
  Net investment
    loss.............           (0.93)%(b)
  Expenses net of
    waivers/
    reimbursements
    and expenses paid
    by third
    parties..........            2.50%(b)
  Expenses before
    waivers/
    reimbursements
    and expenses paid
    by third
    parties..........        3.68%(b)
Portfolio Turnover
  Rate...............        151%
Average Commission
  per
  Share..............          --

(a) Not annualized.

(b) Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1997

                                                                    APPRECIATION
                          ------------------------------------------------------------------------------------------------
                                                  CLASS A                                          CLASS D
                          -------------------------------------------------------   --------------------------------------
                                                                    JULY 6, 1994
                           SIX MONTHS                              (COMMENCEMENT     SIX MONTHS
                              ENDED          YEAR        YEAR      OF OPERATIONS)       ENDED          YEAR        YEAR
                          SEPTEMBER 30,      ENDED       ENDED        THROUGH       SEPTEMBER 30,      ENDED       ENDED
                              1997         MARCH 31,   MARCH 31,     MARCH 31,          1997         MARCH 31,   MARCH 31,
                           (UNAUDITED)       1997        1996           1995         (UNAUDITED)       1997        1996
                          -------------    ---------   ---------   --------------   -------------    ---------   ---------
Net Asset Value,
  Beginning
  of Period.............     $ 14.03        $ 13.02     $ 10.67        $ 10.00         $ 13.85        $ 12.91      $10.63
                             -------        -------     -------        -------         -------        -------      ------
Income from Investment
  Operations:
  Net investment loss...       (0.04)         (0.04)      (0.05)          0.00           (0.09)         (0.08)      (0.09)
  Net realized and
    unrealized gains on
    investments.........        5.16           1.92        2.71           0.73            5.17           1.89        2.68
                             -------        -------     -------        -------         -------        -------      ------
  Total from investment
    operations..........        5.12           1.88        2.66           0.73            5.08           1.81        2.59
                             -------        -------     -------        -------         -------        -------      ------
Less Dividends and
  Distributions:
  From net investment
    income..............        0.00           0.00        0.00           0.00            0.00           0.00        0.00
  From realized gains...        0.00          (0.87)      (0.31)         (0.06)           0.00          (0.87)      (0.31)
                             -------        -------     -------        -------         -------        -------      ------
Total distributions.....        0.00          (0.87)      (0.31)         (0.06)           0.00          (0.87)      (0.31)
                             -------        -------     -------        -------         -------        -------      ------
Net Asset Value, End of
  Period................     $ 19.15        $ 14.03     $ 13.02        $ 10.67         $ 18.93        $ 13.85      $12.91
                             =======        =======     =======        =======         =======        =======      ======
Total Return (excludes
  sales charge).........       36.49%(a)      14.25%      25.07%          7.32%          36.68%(a)      13.81%      24.50%
Net Assets End of Period
  (in thousands)........     $44,606        $44,767     $25,561        $15,126         $ 6,142        $ 4,054      $2,482
Ratios to Average Net
  Assets of:
  Net investment loss...       (0.11)%(b)     (0.30)%     (0.39)%        (0.04)%(b)      (0.65)%(b)     (0.78)%     (0.86)%
  Expenses net of
    waivers/
    reimbursements and
    expenses paid by
    third parties.......        1.76%(b)       1.82%       2.00%          2.00%(b)        2.27%(b)       2.34%       2.50%
  Expenses before
    waivers/
    reimbursements and
    expenses paid by
    third parties.......        1.76%(b)       1.84%       2.10%          2.88%(b)        2.27%(b)       2.36%       2.64%
Portfolio Turnover
  Rate..................       39.13%            71%         78%            58%          39.13%            71%         78%
Average Commission per
  Share.................     $0.0658        $0.0599          --             --         $0.0658        $0.0599          --

                           APPRECIATION
                          --------------
                             CLASS D
                          --------------
                           JULY 6, 1994
                          (COMMENCEMENT
                          OF OPERATIONS)
                             THROUGH
                            MARCH 31,
                               1995
                          --------------
Net Asset Value,
  Beginning
  of Period.............      $10.00
                              ------
Income from Investment
  Operations:
  Net investment loss...       (0.03)
  Net realized and
    unrealized gains on
    investments.........        0.72
                              ------
  Total from investment
    operations..........        0.69
                              ------
Less Dividends and
  Distributions:
  From net investment
    income..............        0.00
  From realized gains...       (0.06)
                              ------
Total distributions.....       (0.06)
                              ------
Net Asset Value, End of
  Period................      $10.63
                              ======
Total Return (excludes
  sales charge).........        6.92%
Net Assets End of Period
  (in thousands)........      $1,693
Ratios to Average Net
  Assets of:
  Net investment loss...       (0.56)%(b)
  Expenses net of
    waivers/
    reimbursements and
    expenses paid by
    third parties.......        2.50%(b)
  Expenses before
    waivers/
    reimbursements and
    expenses paid by
    third parties.......        3.40%(b)
Portfolio Turnover
  Rate..................          58%
Average Commission per
  Share.................          --

(a) Not annualized.

(b) Annualized.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1997

                                                                              GROWTH
                                          -------------------------------------------------------------------------------
                                                         CLASS A                                   CLASS D
                                          --------------------------------------    -------------------------------------
                                                                JANUARY 28, 1997                         JANUARY 28, 1997
                                                                 (COMMENCEMENT                            (COMMENCEMENT
                                           SIX MONTHS ENDED      OF OPERATIONS)      SIX MONTHS ENDED     OF OPERATIONS)
                                          SEPTEMBER 30, 1997        THROUGH         SEPTEMBER 30, 1997       THROUGH
                                             (UNAUDITED)         MARCH 31, 1997        (UNAUDITED)        MARCH 31, 1997
                                          ------------------    ----------------    ------------------   ----------------
Net Asset Value, Beginning of Period....       $  9.64                $ 10.00            $  9.63               $ 10.00
                                              --------               --------           --------              --------
Income from Investment Operations:
  Net investment income.................         (0.01)                  0.00              (0.03)                 0.00
  Net realized and unrealized (loss) on
    investments.........................          4.72                  (0.36)              4.72                 (0.37)
                                              --------               --------           --------              --------
  Total from investment operations......          4.71                  (0.36)              4.69                 (0.37)
                                              --------               --------           --------              --------
Less Dividends and Distributions:
  From net investment income............          0.00                   0.00               0.00                  0.00
  From realized gains...................          0.00                   0.00               0.00                  0.00
                                              --------               --------           --------              --------
Total distributions.....................          0.00                   0.00               0.00                  0.00
                                              --------               --------           --------              --------
Net Asset Value, End of Period..........       $ 14.35                $  9.64            $ 14.32               $  9.63
                                              ========               ========           ========              ========
Total Return (excludes sales charge)....         48.86%(a)              (3.60)%(a)         48.70%(a)             (3.70)%(a)
Net Assets End of Period (in
  thousands)............................       $12,924                $ 2,852            $ 5,396               $ 1,304
Ratios to Average Net Assets of:
  Net investment income (loss)..........       $ (0.21)%(b)              0.25%(b)        $ (0.73)%(b)            (0.23)%(b)
  Expenses net of waivers/reimbursements
    and expenses paid by third
    parties.............................          1.96%(b)               2.00%(b)           2.46%(b)              2.50%(b)
  Expenses before waivers/reimbursements
    and expenses paid by third
    parties.............................          3.36%(b)               5.51%(b)           3.86%(b)              6.91%(b)
Portfolio Turnover Rate.................         69.70%                    14%             69.70%                   14%
Average Commission per Share............       $0.0651                $0.0681            $0.0651               $0.0681

(a) Not annualized.

(b) Annualized.

ESC STRATEGIC FUNDS, INC.
Financial Highlights

                                                                             VALUE
                                                          -------------------------------------------
                                                                CLASS A                 CLASS D
                                                          -------------------     -------------------
                                                              MAY 7, 1997             MAY 7, 1997
                                                           (COMMENCEMENT OF        (COMMENCEMENT OF
                                                          OPERATIONS) THROUGH     OPERATIONS) THROUGH
                                                          SEPTEMBER 30, 1997      SEPTEMBER 30, 1997
                                                              (UNAUDITED)             (UNAUDITED)
                                                          -------------------     -------------------
Net Asset Value Per Share, Beginning of Period..........      $    10.00              $    10.00
                                                              ----------              ----------
Income from Investment Operations:
  Net investment income.................................            0.02                    0.00
  Net realized and unrealized gains on investments......            1.22                    1.22
                                                              ----------              ----------
  Total from investment operations......................            1.24                    1.22
                                                              ----------              ----------
Less Dividends and Distributions:
  From net investment income............................            0.00                    0.00
  From realized gains...................................            0.00                    0.00
                                                              ----------              ----------
Total Dividends and Distributions.......................            0.00                    0.00
                                                              ----------              ----------
Net Asset Value, End of Period..........................      $    11.24              $    11.22
                                                              ==========              ==========
Total Return (excludes sales charge)....................           12.40%(a)               12.20%(a)
Ratios/Supplemental Data:
  Net assets at end of period...........................      $8,435,709              $1,805,897
  Ratio of net investment income to average net
     assets.............................................            0.63%(b)                0.12%(b)
  Ratio of expenses net of waivers/reimbursements to
     average net assets.................................            1.70%(b)                2.20%(b)
  Ratio of expenses before waivers/reimbursements to
     average net assets.................................            3.10%(b)                3.60%(b)
  Portfolio turnover rate...............................            6.41%                   6.41%
  Average commission per share..........................      $   0.0540                  0.0540

(a) Not annualized.
(b) Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.

DIRECTORS AND OFFICERS

DIRECTORS
WILLIAM H. CAMMACK*                              Chairman, Equitable Securities Corporation
W. HOWARD CAMMACK, JR.*                          Managing Director, Equitable Securities Corporation
J. BRANSFORD WALLACE                             Chairman, Willis Coroon, PLC
BROWNLEE O. CURREY, JR.                          President, The Nashville Banner
E. TOWNES DUNCAN                                 Chairman and Chief Executive Officer, Comptronix
                                                 Corporation

* "Interested Person" as that term is defined in the Investment Company Act of 1940.

------------------------------------------------------------------------------------------------------

OFFICERS
WILLIAM H. CAMMACK                               President
W. HOWARD CAMMACK, JR.                           Treasurer
ELLEN STOUTAMIRE                                 Secretary
JOHN L. McALLISTER                               Assistant Secretary and Assistant Treasurer
MARTIN R. DEAN                                   Assistant Treasurer
R. JEFFREY YOUNG                                 Assistant Treasurer
ALAINA METZ                                      Assistant Secretary
JEANETTE PEPLOWSKI                               Assistant Secretary

                           [ESC STRATEGIC FUNDS LOGO]

                           ESC STRATEGIC FUNDS, INC.
                               3435 STELZER ROAD
                           COLUMBUS, OHIO 43219-8006
                        GENERAL AND ACCOUNT INFORMATION:
                              (800) 261-FUND(3863)

INVESTMENT ADVISER AND DISTRIBUTOR


Equitable Securities Corporation
800 Nashville City Center
511 Union Street
Nashville, Tennessee 37219-1743

ADMINISTRATOR


BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN


Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, Missouri 64105

COUNSEL


Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

INDEPENDENT ACCOUNTANTS


Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

[ESC STRATEGIC FUNDS LOGO]

ESC Strategic INCOME Fund
ESC Strategic GLOBAL EQUITY Fund
ESC Strategic SMALL CAP Fund
ESC Strategic APPRECIATION Fund
ESC Strategic GROWTH Fund
ESC Strategic VALUE Fund

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1997